Schedule of Investments

AllianzGI Dividend Value Fund (formerly AllianzGI NFJ Dividend Value Fund) †

March 31, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—99.2%

Aerospace & Defense—2.9%
L3Harris Technologies, Inc.	44,748	$8,060,010
Lockheed Martin Corp.	47,465	16,088,261

		24,148,271

Banks—10.3%
Bank of America Corp.	728,515	15,466,374
Citigroup, Inc.	502,251	21,154,812
JPMorgan Chase & Co.	396,947	35,737,138
PNC Financial Services Group, Inc.	129,314	12,377,936

		84,736,260

Beverages—1.5%
Coca-Cola Co.	286,603	12,682,183

Biotechnology—1.5%
Amgen, Inc.	60,530	12,271,247

Capital Markets—4.9%
Ameriprise Financial, Inc.	68,800	7,050,624
Blackstone Group, Inc., Class A	101,697	4,634,332
CME Group, Inc.	50,996	8,817,719
Intercontinental Exchange, Inc.	94,323	7,616,582
Morgan Stanley	358,410	12,185,940

		40,305,197

Chemicals—2.6%
Celanese Corp.	117,124	8,595,730
Linde PLC	73,287	12,678,651

		21,274,381

Commercial Services & Supplies—0.5%
Waste Management, Inc.	46,024	4,259,981

Communications Equipment—0.6%
Cisco Systems, Inc.	123,621	4,859,542

Construction & Engineering—0.8%
EMCOR Group, Inc.	115,357	7,073,691

Consumer Finance—1.0%
American Express Co.	94,139	8,059,240

Containers & Packaging—0.9%
Avery Dennison Corp.	74,966	7,636,786

Diversified Telecommunication Services—4.3%
AT&T, Inc.	613,163	17,873,701
Verizon Communications, Inc.	327,464	17,594,641

		35,468,342

Electric Utilities—4.3%
American Electric Power Co., Inc.	194,444	15,551,631
NextEra Energy, Inc.	83,097	19,994,800

		35,546,431

Equity Real Estate Investment Trusts (REITs)—8.5%
Alexandria Real Estate Equities, Inc.	31,013	4,250,642
American Tower Corp.	17,727	3,860,054
CyrusOne, Inc.	234,399	14,474,138
Douglas Emmett, Inc.	256,497	7,825,723
Essex Property Trust, Inc.	32,725	7,207,354
Medical Properties Trust, Inc.	263,223	4,551,126
Prologis, Inc.	178,500	14,346,045
Public Storage	24,677	4,901,099
Sun Communities, Inc.	70,654	8,821,152

		70,237,333

	Shares	Value^

Food & Staples Retailing—1.1%
Costco Wholesale Corp.	21,946	$6,257,463
Walmart, Inc.	28,668	3,257,258

		9,514,721

Food Products—1.5%
Lamb Weston Holdings, Inc.	64,296	3,671,301
Mondelez International, Inc., Class A	171,671	8,597,284

		12,268,585

Gas Utilities—1.0%
Atmos Energy Corp.	82,343	8,170,896

Healthcare Equipment & Supplies—3.9%
Medtronic PLC	229,573	20,702,893
Stryker Corp.	71,458	11,897,043

		32,599,936

Healthcare Providers & Services—0.9%
Anthem, Inc.	32,764	7,438,739

Hotels, Restaurants & Leisure—2.5%
McDonald’s Corp.	99,104	16,386,846
Starbucks Corp.	64,365	4,231,355

		20,618,201

Household Durables—0.5%
Garmin Ltd.	57,127	4,282,240

Household Products—2.0%
Church & Dwight Co., Inc.	58,021	3,723,788
Procter & Gamble Co.	119,719	13,169,090

		16,892,878

Industrial Conglomerates—3.3%
Honeywell International, Inc.	117,460	15,714,973
Roper Technologies, Inc.	36,407	11,352,067

		27,067,040

Insurance—3.3%
Cincinnati Financial Corp.	98,920	7,463,514
Fidelity National Financial, Inc.	269,005	6,692,844
MetLife, Inc.	139,080	4,251,676
Primerica, Inc.	47,453	4,198,641
Willis Towers Watson PLC	25,370	4,309,095

		26,915,770

IT Services—3.3%
Accenture PLC, Class A	43,746	7,141,972
Automatic Data Processing, Inc.	61,674	8,429,602
Broadridge Financial Solutions, Inc.	43,547	4,129,562
Mastercard, Inc., Class A	30,331	7,326,757

		27,027,893

Life Sciences Tools & Services—0.9%
Agilent Technologies, Inc.	107,040	7,666,205

Machinery—0.9%
Toro Co.	115,351	7,508,197

Metals & Mining—0.5%
Royal Gold, Inc.	43,965	3,856,170

Mortgage Real Estate Investment Trusts (REITs)—0.4%
Blackstone Mortgage Trust, Inc., Class A	173,130	3,223,681

Multi-Utilities—2.6%
DTE Energy Co.	129,884	12,335,084
Public Service Enterprise Group, Inc.	206,951	9,294,169

		21,629,253

Schedule of Investments

AllianzGI Dividend Value Fund (formerly AllianzGI NFJ Dividend Value Fund) †

March 31, 2020 (unaudited) (continued)

	Shares	Value^

Oil, Gas & Consumable Fuels—4.9%
Chevron Corp.	189,934	$13,762,618
ConocoPhillips	281,923	8,683,228
Exxon Mobil Corp.	249,472	9,472,452
Marathon Petroleum Corp.	185,893	4,390,793
ONEOK, Inc.	202,600	4,418,706

		40,727,797

Personal Products—1.4%
Estee Lauder Cos., Inc., Class A	21,113	3,364,145
Unilever NV	173,053	8,443,256

		11,807,401

Pharmaceuticals—6.1%
Johnson & Johnson	219,794	28,821,587
Merck & Co., Inc.	275,292	21,180,967

		50,002,554

Road & Rail—1.0%
Kansas City Southern	62,358	7,930,690

Semiconductors & Semiconductor Equipment—5.2%
Broadcom, Inc.	56,682	13,439,302
Intel Corp.	385,064	20,839,664
KLA Corp.	59,957	8,618,219

		42,897,185

Software—1.9%
Microsoft Corp.	97,999	15,455,422

Specialty Retail—2.9%
Best Buy Co., Inc.	70,846	4,038,222
Home Depot, Inc.	85,718	16,004,408
Ross Stores, Inc.	46,660	4,058,020

		24,100,650

Technology Hardware, Storage & Peripherals—0.9%
Apple, Inc.	29,134	7,408,485

Textiles, Apparel & Luxury Goods—0.5%
NIKE, Inc., Class B	46,986	3,887,622

Tobacco—1.2%
Philip Morris International, Inc.	137,826	10,055,785

Total Common Stock (cost—$923,559,818)		819,512,881

	Principal Amount (000s)	Value^

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 3/31/20, 0.00%, due 4/1/20, proceeds $3,744,000; collateralized by U.S. Treasury Notes, 2.75%, due 4/30/23, valued at $3,821,107 including accrued interest (cost—$3,744,000)	$3,744	$3,744,000

Total Investments (cost—$927,303,818)—99.7%		823,256,881

Other assets less liabilities—0.3%		2,150,550

Net Assets—100.0%		$825,407,431

Notes to Schedule of Investments:

†	Effective April 30, 2020, the AllianzGI NFJ Dividend Value Fund changed its name to AllianzGI Dividend Value Fund.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

March 31, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—95.5%

Brazil—1.1%
Banco do Brasil S.A.	129,200	$693,479
Cia de Saneamento Basico do Estado de Sao Paulo ADR	112,300	828,774
Qualicorp Consultoria e Corretora de Seguros S.A.	273,500	1,242,201

		2,764,454

China—42.7%
Alibaba Group Holding Ltd. ADR (e)	83,500	16,239,080
Anhui Conch Cement Co., Ltd., Class H	1,324,500	9,098,804
China Merchants Bank Co., Ltd., Class H	1,451,000	6,491,440
China Railway Construction Corp., Ltd., Class A	5,846,594	8,001,316
Daqin Railway Co., Ltd., Class A	1,370,400	1,307,808
Gemdale Corp., Class A	1,214,070	2,392,923
Henan Shuanghui Investment & Development Co., Ltd., Class A	680,800	3,742,842
Industrial & Commercial Bank of China Ltd., Class H	3,458,000	2,358,974
Jiangsu Expressway Co., Ltd., Class H	1,010,000	1,122,580
Lepu Medical Technology Beijing Co., Ltd., Class A	377,942	1,905,790
NetEase, Inc. ADR	31,300	10,046,048
New Oriental Education & Technology Group, Inc. ADR (e)	66,100	7,154,664
Ping An Bank Co., Ltd., Class A	685,593	1,226,455
Ping An Insurance Group Co. of China Ltd., Class H	197,500	1,928,836
RiseSun Real Estate Development Co., Ltd., Class A	1,142,252	1,237,607
Tencent Holdings Ltd.	369,200	18,248,668
Tsingtao Brewery Co., Ltd., Class A	523,464	3,354,008
Weichai Power Co., Ltd., Class H	3,672,000	5,849,101
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	1,234,200	5,633,146
Wuliangye Yibin Co., Ltd., Class A	126,679	2,037,754
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	3,524,400	2,535,248

		111,913,092

Hungary—0.3%
OTP Bank Nyrt	27,767	796,477

India—8.8%
Divi’s Laboratories Ltd.	48,940	1,276,816
HDFC Asset Management Co., Ltd. (a)	51,911	1,444,766
HDFC Bank Ltd. ADR	132,400	5,092,104
Hindustan Petroleum Corp., Ltd.	623,733	1,563,944
Hindustan Unilever Ltd.	187,649	5,690,831
Infosys Ltd.	714,757	5,921,743
REC Ltd.	656,548	768,551
Tech Mahindra Ltd.	155,358	1,157,254

		22,916,009

	Shares	Value^

Indonesia—0.9%
Bank Central Asia Tbk PT	1,311,200	$2,209,265

Korea (Republic of)—9.2%
Kia Motors Corp.	90,640	1,907,873
Samsung Electronics Co., Ltd.	346,817	13,484,761
SK Hynix, Inc.	129,992	8,787,979

		24,180,613

Mexico—0.6%
Grupo Financiero Banorte S.A.B de C.V., Class O	537,000	1,471,388

Russian Federation—6.8%
Lukoil PJSC ADR	149,174	8,825,134
MMC Norilsk Nickel PJSC ADR	374,227	9,078,747

		17,903,881

South Africa—1.5%
AngloGold Ashanti Ltd. ADR	137,300	2,283,299
Gold Fields Ltd. ADR	343,400	1,631,150

		3,914,449

Taiwan—17.1%
Cathay Financial Holding Co., Ltd.	641,000	746,023
Compeq Manufacturing Co., Ltd.	3,497,000	3,568,376
CTBC Financial Holding Co., Ltd.	1,216,000	716,029
Hon Hai Precision Industry Co., Ltd.	3,855,000	8,875,234
Radiant Opto-Electronics Corp.	928,000	2,401,406
Sino-American Silicon Products, Inc.	549,000	1,405,325
Taiwan Semiconductor Manufacturing Co., Ltd.	2,143,000	19,291,952
Uni-President Enterprises Corp.	728,000	1,575,696
United Microelectronics Corp.	9,627,000	4,316,374
Zhen Ding Technology Holding Ltd.	641,000	1,958,951

		44,855,366

Thailand—3.8%
Advanced Info Service PCL (c)(d)	988,700	5,994,607
Charoen Pokphand Foods PCL (c)(d)	5,489,600	4,043,055

		10,037,662

Turkey—1.6%
KOC Holding AS	266,714	539,308
Turkiye Is Bankasi AS (e)	3,745,299	2,672,574
Vestel Elektronik Sanayi ve Ticaret AS (e)	668,852	1,064,293

		4,276,175

United States—1.1%
AutoZone, Inc. (e)	3,400	2,876,400

Total Common Stock (cost—$257,556,551)		250,115,231

PREFERRED STOCK—1.0%

Brazil—1.0%
Cia Paranaense de Energia (cost—$2,034,188)	253,700	2,612,142

EXCHANGE-TRADED FUNDS—0.6%
iShares MSCI Emerging Markets (cost—$1,865,195)	47,000	1,604,110

Total Investments (cost—$261,455,934) (b)—97.1%		254,331,483

Other assets less liabilities—2.9%		7,496,074

Net Assets—100.0%		$261,827,557

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

March 31, 2020 (unaudited) (continued)

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $1,444,766, representing 0.6% of net assets.

(b)	Securities with an aggregate value of $172,615,101, representing 65.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $10,037,662, representing 3.8% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

MSCI—Morgan Stanley Capital International

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Semiconductors & Semiconductor Equipment	13.8%
Banks	9.1%
Interactive Media & Services	7.0%
Internet & Direct Marketing Retail	6.2%
Entertainment	6.0%
Electronic Equipment, Instruments & Components	5.5%
Technology Hardware, Storage & Peripherals	5.1%
Metals & Mining	5.0%
Oil, Gas & Consumable Fuels	4.0%
Food Products	3.6%
Construction Materials	3.5%
Machinery	3.2%
Construction & Engineering	3.0%
Diversified Consumer Services	2.7%
IT Services	2.7%
Wireless Telecommunication Services	2.3%
Household Products	2.2%
Beverages	2.1%
Real Estate Management & Development	1.4%
Specialty Retail	1.1%
Insurance	1.0%
Electric Utilities	1.0%
Automobiles	0.7%
Healthcare Equipment & Supplies	0.7%
Exchange-Traded Funds	0.6%
Capital Markets	0.5%
Road & Rail	0.5%
Life Sciences Tools & Services	0.5%
Healthcare Providers & Services	0.5%
Transportation Infrastructure	0.4%
Household Durables	0.4%
Water Utilities	0.3%
Diversified Financial Services	0.3%
Industrial Conglomerates	0.2%
Other assets less liabilities	2.9%

100.0%

Schedule of Investments

AllianzGI Focused Growth Fund

March 31, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—98.2%

Aerospace & Defense—3.9%
L3Harris Technologies, Inc.	90,445	$16,290,953
Lockheed Martin Corp.	50,492	17,114,264

		33,405,217

Biotechnology—1.8%
Exact Sciences Corp. (b)	114,030	6,613,740
Vertex Pharmaceuticals, Inc. (b)	35,705	8,496,005

		15,109,745

Capital Markets—4.4%
MSCI, Inc.	60,645	17,523,979
S&P Global, Inc.	83,975	20,578,074

		38,102,053

Diversified Consumer Services—0.4%
Bright Horizons Family Solutions, Inc. (b)	34,080	3,476,160

Entertainment—0.9%
Roku, Inc. (b)	88,675	7,757,289

Healthcare Equipment & Supplies—8.3%
Boston Scientific Corp. (b)	461,055	15,044,225
Cooper Cos., Inc.	43,280	11,930,998
DexCom, Inc. (b)	77,550	20,881,888
Insulet Corp. (b)	78,420	12,992,625
Tandem Diabetes Care, Inc. (b)	164,255	10,569,809

		71,419,545

Healthcare Providers & Services—1.4%
Anthem, Inc.	52,040	11,815,162

Hotels, Restaurants & Leisure—1.0%
Chipotle Mexican Grill, Inc. (b)	13,415	8,778,776

Industrial Conglomerates—1.8%
General Electric Co.	1,943,080	15,428,055

Interactive Media & Services—8.8%
Alphabet, Inc., Class A (b)	11,940	13,873,683
Facebook, Inc., Class A (b)	260,655	43,477,254
Tencent Holdings Ltd. ADR	376,980	18,505,948

		75,856,885

Internet & Direct Marketing Retail—6.1%
Amazon.com, Inc. (b)	26,667	51,993,183

IT Services—13.7%
EPAM Systems, Inc. (b)	105,755	19,634,473
Mastercard, Inc., Class A	115,920	28,001,635
Okta, Inc. (b)	73,340	8,966,548
PayPal Holdings, Inc. (b)	251,910	24,117,864
Visa, Inc., Class A	230,080	37,070,490

		117,791,010

Life Sciences Tools & Services—1.1%
Agilent Technologies, Inc.	131,750	9,435,935

Multi-Line Retail—2.1%
Dollar General Corp.	120,860	18,251,069

Personal Products—0.5%
Estee Lauder Cos., Inc., Class A	28,600	4,557,124

Pharmaceuticals—8.3%
AstraZeneca PLC ADR	467,740	20,889,268
Bristol-Myers Squibb Co.	322,390	17,970,018
Horizon Therapeutics PLC (b)	407,130	12,059,191
Zoetis, Inc.	173,075	20,369,197

		71,287,674

	Shares	Value^

Road & Rail—2.5%
Union Pacific Corp.	149,630	$21,103,815

Semiconductors & Semiconductor Equipment—4.3%
Lam Research Corp.	93,190	22,365,600
Micron Technology, Inc. (b)	280,965	11,817,388
NVIDIA Corp.	11,305	2,979,998

		37,162,986

Software—14.9%
Microsoft Corp.	596,775	94,117,385
Salesforce.com, Inc. (b)	148,500	21,381,030
ServiceNow, Inc. (b)	44,925	12,874,607

		128,373,022

Specialty Retail—4.6%
Burlington Stores, Inc. (b)	97,215	15,404,689
Lowe’s Cos., Inc.	151,895	13,070,565
O’Reilly Automotive, Inc. (b)	36,145	10,881,452

		39,356,706

Technology Hardware, Storage & Peripherals—7.4%
Apple, Inc. (a)	251,810	64,032,765

Total Common Stock (cost—$603,202,197)		844,494,176

	Principal Amount (000s)

Repurchase Agreements—2.1%
State Street Bank and Trust Co., dated 3/31/20, 0.00%, due 4/1/20, proceeds $18,127,000; collateralized by U.S. Treasury Inflation Indexed Notes, 0.625%, due 4/15/23, valued at $18,493,896 including accrued interest (cost—$18,127,000)	$18,127	18,127,000

Total Investments, before options written (cost—$621,329,197)—100.3%		862,621,176

Total Options Written—(0.1)% (premiums received—$574,215) (b)(c)(d)		(512,500)

Total Investments, net of options written (cost—$620,754,982)—100.2%		862,108,676

Other liabilities in excess of other assets—(0.2)%		(1,641,380)

Net Assets—100.0%		$860,467,296

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for option written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

Schedule of Investments

AllianzGI Focused Growth Fund

March 31, 2020 (unaudited) (continued)

(d)	Exchange traded option contracts outstanding at March 31, 2020:

Options written contracts outstanding at March 31, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation
Put options:
Tesla, Inc.	500.00 USD	9/18/20	(50)	$(5,000)	$(512,500)	$(574,215)	$61,715

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Global Natural Resources Fund*

March 31, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—93.9%

Australia—3.7%
BHP Group Ltd.	14,274	$258,949

Belgium—1.1%
Umicore S.A.	2,116	72,983

Canada—4.4%
Barrick Gold Corp.	2,740	50,197
First Quantum Minerals Ltd.	15,310	78,220
Lundin Mining Corp.	27,051	101,684
TC Energy Corp.	1,786	79,382

		309,483

Chile—0.8%
Sociedad Quimica y Minera de Chile S.A. ADR	2,525	56,939

Denmark—2.7%
Orsted A/S (a)	1,099	107,589
Vestas Wind Systems A/S	970	78,925

		186,514

Finland—1.5%
Neste Oyj	3,229	107,356

France—6.7%
Air Liquide S.A.	1,345	171,686
Schneider Electric SE	1,075	90,862
Total S.A.	5,482	206,555

		469,103

Germany—0.7%
Varta AG (e)	675	47,495

Ireland—1.0%
CRH PLC	2,670	72,449

Israel—0.9%
SolarEdge Technologies, Inc. (e)	765	62,638

Italy—1.3%
Enel SpA	13,120	90,500

Japan—2.4%
NEC Corp.	1,500	54,620
Panasonic Corp.	4,700	35,581
Shin-Etsu Chemical Co., Ltd.	800	78,629

		168,830

Korea (Republic of)—2.1%
LG Chem Ltd.	270	66,874
Samsung SDI Co., Ltd.	395	76,903

		143,777

Norway—2.7%
Equinor ASA	6,100	76,043
NEL ASA (e)	49,735	48,772
Scatec Solar ASA (a)	4,930	61,794

		186,609

United Kingdom—9.8%
Antofagasta PLC	8,920	85,190
BP PLC	49,107	201,385
Rio Tinto PLC	5,589	256,212
Royal Dutch Shell PLC, Class A	8,014	139,233

		682,020

United States—52.1%
AES Corp.	5,185	70,516
Air Products & Chemicals, Inc.	1,050	209,590
AMETEK, Inc.	955	68,779
Ball Corp.	1,610	104,103
Cabot Oil & Gas Corp.	4,775	82,082
Chart Industries, Inc. (e)	2,690	77,956

	Shares	Value^

Chevron Corp.	2,850	$206,511
Concho Resources, Inc.	1,575	67,489
ConocoPhillips	2,385	73,458
Crown Holdings, Inc. (e)	1,755	101,860
Diamondback Energy, Inc.	2,660	69,692
Eaton Corp. PLC	985	76,525
Ecolab, Inc.	1,230	191,671
Enphase Energy, Inc. (e)	2,105	67,970
EOG Resources, Inc.	2,365	84,951
Exxon Mobil Corp.	2,855	108,404
FMC Corp.	1,520	124,169
Freeport-McMoRan, Inc.	11,805	79,684
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	2,255	46,025
Hess Corp.	1,385	46,121
Itron, Inc. (e)	1,540	85,978
Kansas City Southern	755	96,021
Kinder Morgan, Inc.	8,695	121,034
Linde PLC	1,460	252,580
Marathon Petroleum Corp.	3,115	73,576
Newmont Corp.	1,100	49,808
NextEra Energy, Inc.	485	116,701
ONEOK, Inc.	2,895	63,140
Pioneer Natural Resources Co.	1,063	74,569
PPG Industries, Inc.	940	78,584
Renewable Energy Group, Inc. (e)	1,800	36,954
Sherwin-Williams Co.	345	158,534
Sunnova Energy International, Inc. (e)	3,095	31,167
Sunrun, Inc. (e)	3,870	39,087
Union Pacific Corp.	555	78,277
Valero Energy Corp.	2,105	95,483
Williams Cos., Inc.	8,250	116,738
Xcel Energy, Inc.	1,960	118,188

		3,643,975

Total Common Stock (cost—$8,151,066)		6,559,620

EXCHANGE-TRADED FUNDS—5.3%
Invesco Solar	6,520	164,500
VanEck Vectors Gold Miners	9,120	210,125

Total Exchange-Traded Funds (cost—$408,491)		374,625

RIGHTS—0.0%

Norway—0.0%
NEL ASA, exercise price NOK 9.50, expires 4/7/20 (c)(d)(e) (cost—$0)	340	—	†

Total Investments (cost-$8,559,557) (b)—99.2%		6,934,245

Other assets less liabilities—0.8%		54,120

Net Assets—100.0%		$6,988,365

Notes to Schedule of Investments:

*	Effective on or about June 11, 2020, the AllianzGI Global Natural Resources Fund will be liquidated and dissolved.
†	Actual amount rounds to less than $1.
(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $169,383, representing 2.4% of net assets.

(b)	Securities with an aggregate value of $2,486,585, representing 35.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Security with a value of $0.
(d)	Level 3 Security.
(e)	Non-income producing.

Schedule of Investments

AllianzGI Global Natural Resources Fund

March 31, 2020 (unaudited) (continued)

Glossary:

ADR—American Depositary Receipt
NOK— Norwegian Krone
REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	30.6%
Chemicals	20.9%
Metals & Mining	13.7%
Electrical Equipment	6.4%
Electric Utilities	6.2%
Exchange-Traded Funds	5.3%
Containers & Packaging	3.0%
Road & Rail	2.5%
Independent Power Producers & Energy Traders	2.3%
Electronic Equipment, Instruments & Components	2.3%
Semiconductors & Semiconductor Equipment	1.9%
Machinery	1.1%
Construction Materials	1.0%
IT Services	0.8%
Equity Real Estate Investment Trusts (REITs)	0.7%
Household Durables	0.5%
Other assets less liabilities	0.8%

100.0%

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—97.4%

Australia—2.4%
Austal Ltd.	109,017	$196,890
Charter Hall Retail REIT	77,349	147,724
Cleanaway Waste Management Ltd.	153,484	161,883
Growthpoint Properties Australia Ltd. REIT	28,821	44,581
GUD Holdings Ltd.	30,096	174,439
NEXTDC Ltd. (c)	50,037	271,983
Northern Star Resources Ltd.	27,300	176,849
Pro Medicus Ltd.	7,500	88,645
Seven Group Holdings Ltd.	16,500	113,533
Starpharma Holdings Ltd. (c)	73,509	35,189
Worley Ltd.	17,950	66,610

		1,478,326

Austria—1.1%
UNIQA Insurance Group AG	50,473	388,184
Wienerberger AG	19,091	298,253

		686,437

China—0.2%
Ping An Healthcare and Technology Co., Ltd. (a)(c)	15,000	138,118

Denmark—1.3%
Ambu A/S, Class B	17,598	423,788
SimCorp A/S	4,657	388,292

		812,080

Finland—0.5%
Huhtamaki Oyj	9,284	297,250

France—1.5%
Ingenico Group S.A.	2,777	290,278
Korian S.A.	11,794	363,861
Nexity S.A.	9,943	306,048

		960,187

Germany—3.6%
Alstria office REIT-AG	25,981	372,852
Bechtle AG	3,423	430,999
CANCOM SE	9,236	388,251
Hella GmbH & Co. KGaA	10,695	306,735
Scout24 AG (a)	6,404	382,824
Siltronic AG	5,140	371,845

		2,253,506

Hong Kong—0.5%
Alphamab Oncology (a)(c)	28,000	55,445
Hutchison China MediTech Ltd. ADR (c)	6,400	114,240
Techtronic Industries Co., Ltd.	27,500	174,622

		344,307

Indonesia—0.1%
Jasa Marga Persero Tbk PT	215,700	33,428

Ireland—0.4%
Dalata Hotel Group PLC	96,941	264,768

Israel—0.7%
Wix.com Ltd. (c)	4,229	426,368

Italy—1.1%
Buzzi Unicem SpA	23,268	424,951
ERG SpA	12,911	230,153

		655,104

Japan—13.7%
Advance Residence Investment Corp. REIT	64	185,996
Azbil Corp.	21,300	550,443
CKD Corp.	40,900	551,291
COMSYS Holdings Corp.	12,100	309,878

	Shares	Value^

Fuji Electric Co., Ltd.	22,800	$511,229
Fuji Oil Holdings, Inc.	14,000	336,925
Glory Ltd.	8,200	188,408
GLP J-Reit REIT	105	119,064
Heiwa Real Estate Co., Ltd.	10,800	279,011
Heiwa Real Estate REIT, Inc. REIT	80	74,522
Hisamitsu Pharmaceutical Co., Inc.	10,200	473,322
Ichigo, Inc.	39,000	90,105
Itochu Techno-Solutions Corp.	22,100	629,416
Jeol Ltd.	25,100	606,796
Marui Group Co., Ltd.	11,300	189,035
Maruwa Co., Ltd.	3,900	236,066
Mitsubishi UFJ Lease & Finance Co., Ltd.	114,800	561,923
Nihon Unisys Ltd.	14,200	378,760
PALTAC Corp.	2,200	108,958
Penta-Ocean Construction Co., Ltd.	114,000	596,888
Ship Healthcare Holdings, Inc.	10,900	444,901
Sojitz Corp.	38,400	90,034
T&D Holdings, Inc.	17,500	141,866
TechnoPro Holdings, Inc.	3,000	140,012
Tokyu Fudosan Holdings Corp.	65,300	313,642
Yaoko Co., Ltd.	6,000	370,798

		8,479,289

Korea (Republic of)—0.3%
Koh Young Technology, Inc.	2,580	163,442

Netherlands—1.3%
ASM International NV	4,057	412,767
ASR Nederland NV	14,632	367,897

		780,664

Norway—0.9%
Elkem ASA (a)	166,848	210,272
Storebrand ASA	80,317	320,270

		530,542

Singapore—1.1%
Frasers Centrepoint Trust	136,000	212,786
Mapletree Commercial Trust REIT	140,688	180,443
Mapletree Industrial Trust REIT	159,000	270,008

		663,237

Sweden—1.3%
AAK AB	27,081	437,874
Elekta AB, Class B	44,024	358,900

		796,774

Switzerland—2.9%
CRISPR Therapeutics AG (c)	6,327	268,328
Galenica AG (a)	5,592	381,557
Georg Fischer AG	527	359,591
Interroll Holding AG	250	413,594
OC Oerlikon Corp. AG	45,905	363,465

		1,786,535

Taiwan—0.5%
Taiwan Surface Mounting Technology Corp.	47,000	106,171
Win Semiconductors Corp.	15,000	128,734
Yageo Corp.	12,000	107,764

		342,669

United Kingdom—6.8%
ASOS PLC (c)	10,354	152,351
Auto Trader Group PLC (a)	70,802	382,599
Crest Nicholson Holdings PLC	96,808	209,024
Derwent London PLC REIT	10,312	416,557
Genus PLC	9,674	390,918
HomeServe PLC	32,041	417,353
Howden Joinery Group PLC	59,559	374,667
Intermediate Capital Group PLC	26,650	294,140
Mimecast Ltd. (c)	7,677	270,998
Moneysupermarket.com Group PLC	108,618	403,632

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2020 (unaudited) (continued)

	Shares	Value^

Rotork PLC	132,254	$349,917
Spectris PLC	12,003	361,637
Wizz Air Holdings PLC (a)(c)	5,739	161,532

		4,185,325

United States—55.2%
Addus HomeCare Corp. (c)	5,399	364,972
Air Transport Services Group, Inc. (c)	25,591	467,803
Alteryx, Inc., Class A (c)	3,811	362,693
Americold Realty Trust REIT	17,709	602,814
Ameris Bancorp	16,639	395,343
Axcelis Technologies, Inc. (c)	24,569	449,858
Axon Enterprise, Inc. (c)	6,132	433,962
Bio-Rad Laboratories, Inc., Class A (c)	954	334,434
Bright Horizons Family Solutions, Inc. (c)	3,413	348,126
Brink’s Co.	4,245	220,952
CACI International, Inc., Class A (c)	2,441	515,417
CBIZ, Inc. (c)	22,323	466,997
CenterState Bank Corp.	27,371	471,602
Century Communities, Inc. (c)	23,452	340,289
Chart Industries, Inc. (c)	9,604	278,324
Chegg, Inc. (c)	16,922	605,469
Chemed Corp.	904	391,613
Churchill Downs, Inc.	3,091	318,218
Columbus McKinnon Corp.	13,637	340,925
eHealth, Inc. (c)	4,636	652,842
Enphase Energy, Inc. (c)	7,127	230,131
Essent Group Ltd.	9,822	258,711
EverQuote, Inc., Class A (c)	10,605	278,381
First Industrial Realty Trust, Inc. REIT	20,779	690,486
First Merchants Corp.	16,791	444,794
Five9, Inc. (c)	7,662	585,837
Fox Factory Holding Corp. (c)	5,452	228,984
Freshpet, Inc. (c)	8,254	527,183
Gibraltar Industries, Inc. (c)	8,550	366,966
Haemonetics Corp. (c)	4,684	466,807
Hanover Insurance Group, Inc.	4,034	365,400
Health Catalyst, Inc. (c)	15,308	400,304
Horizon Therapeutics PLC (c)	19,401	574,658
HubSpot, Inc. (c)	2,599	346,161
ICF International, Inc.	6,177	424,360
Inphi Corp. (c)	5,509	436,148
Invitae Corp. (c)	16,202	221,481
ITT, Inc.	8,907	404,022
KBR, Inc.	24,619	509,121
Kilroy Realty Corp. REIT	10,014	637,892
Kinsale Capital Group, Inc.	4,263	445,611
Koppers Holdings, Inc. (c)	13,235	163,717
Kratos Defense & Security Solutions, Inc. (c)	23,258	321,891
LendingTree, Inc. (c)	1,122	205,764
LHC Group, Inc. (c)	4,510	632,302
LPL Financial Holdings, Inc.	7,387	402,074
Madison Square Garden Co., Class A (c)	1,601	338,467
Mercury Systems, Inc. (c)	9,765	696,635
MKS Instruments, Inc.	6,976	568,195
Monolithic Power Systems, Inc.	2,444	409,272
Napco Security Technologies, Inc. (c)	4,042	61,317
Natera, Inc. (c)	15,108	451,125
NexPoint Residential Trust, Inc. REIT	13,127	330,932
Nexstar Media Group, Inc., Class A	5,741	331,428
Omnicell, Inc. (c)	4,632	303,767
Palomar Holdings, Inc. (c)	12,257	712,867
Perficient, Inc. (c)	16,318	442,055
Planet Fitness, Inc., Class A (c)	6,264	305,057

	Shares	Value^

PolyOne Corp.	16,572	$314,371
Pool Corp.	2,800	550,956
PRA Health Sciences, Inc. (c)	4,117	341,876
Quanterix Corp. (c)	14,661	269,323
R1 RCM, Inc. (c)	54,773	497,887
Rapid7, Inc. (c)	11,087	480,400
Saia, Inc. (c)	5,320	391,233
Simply Good Foods Co. (c)	30,142	580,535
STAG Industrial, Inc. REIT	27,387	616,755
Strategic Education, Inc.	3,207	448,210
Summit Materials, Inc., Class A (c)	31,758	476,370
SVMK, Inc. (c)	33,669	454,868
Tandem Diabetes Care, Inc. (c)	5,491	353,346
TechTarget, Inc. (c)	16,332	336,603
Teladoc Health, Inc. (c)	3,228	500,372
Tetra Tech, Inc.	7,634	539,113
Trex Co., Inc. (c)	3,584	287,222
Ultra Clean Holdings, Inc. (c)	25,109	346,504
Veracyte, Inc. (c)	16,894	410,693
Viavi Solutions, Inc. (c)	56,159	629,542
Western Alliance Bancorp	9,641	295,111
WPX Energy, Inc. (c)	44,589	135,996
YETI Holdings, Inc. (c)	17,241	336,544
Zynga, Inc., Class A (c)	106,918	732,388

		34,209,174

Total Common Stock (cost—$63,857,255)		60,287,530

PREFERRED STOCK—0.4%

Germany—0.4%

Jungheinrich AG (cost—$518,843)	17,621	268,149

	Principal Amount (000s)

Repurchase Agreements—1.4%
State Street Bank and Trust Co., dated 3/31/20, 0.00%, due 4/1/20, proceeds $889,000; collateralized by U.S. Treasury Inflation Indexed Notes, 0.625%, due 4/15/23, valued at $857,368 including accrued interest and U.S. Treasury Notes, 2.75%, due 4/30/23, valued at $54,354 including accrued interest (cost—$889,000)	$889	889,000

Total Investments (cost—$65,265,098) (b)—99.2%		61,444,679

Other assets less liabilities—0.8%		465,071

Net Assets—100.0%		$61,909,750

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,712,347, representing 2.8% of net assets.

(b)	Securities with an aggregate value of $25,266,571, representing 40.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2020 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Equity Real Estate Investment Trusts (REITs)	7.2%
IT Services	6.4%
Machinery	6.0%
Semiconductors & Semiconductor Equipment	5.9%
Insurance	5.5%
Healthcare Providers & Services	5.0%
Software	4.2%
Healthcare Equipment & Supplies	3.6%
Food Products	3.0%
Biotechnology	2.9%
Aerospace & Defense	2.7%
Electronic Equipment, Instruments & Components	2.6%
Banks	2.6%
Healthcare Technology	2.3%
Diversified Consumer Services	2.3%
Commercial Services & Supplies	2.2%
Construction Materials	1.9%
Pharmaceuticals	1.9%
Real Estate Management & Development	1.9%
Entertainment	1.7%
Interactive Media & Services	1.7%
Professional Services	1.7%
Life Sciences Tools & Services	1.5%
Construction & Engineering	1.5%
Hotels, Restaurants & Leisure	1.4%
Auto Components	1.1%
Capital Markets	1.1%
Chemicals	1.1%
Media	1.1%
Distributors	1.1%
Building Products	1.1%
Communications Equipment	1.0%
Trading Companies & Distributors	0.9%
Diversified Financial Services	0.9%
Internet & Direct Marketing Retail	0.9%
Household Durables	0.9%
Electrical Equipment	0.8%
Air Freight & Logistics	0.8%
Road & Rail	0.6%
Food & Staples Retailing	0.6%
Leisure Equipment & Products	0.5%
Containers & Packaging	0.5%
Real Estate	0.4%
Internet Software & Services	0.4%
Thrifts & Mortgage Finance	0.4%
Independent Power Producers & Energy Traders	0.4%
Consumer Finance	0.3%
Multi-Line Retail	0.3%
Metals & Mining	0.3%
Airlines	0.3%
Oil, Gas & Consumable Fuels	0.2%
Energy Equipment & Services	0.1%
Transportation Infrastructure	0.1%
Repurchase Agreements	1.4%
Other assets less liabilities	0.8%

100.0%

Schedule of Investments

AllianzGI Health Sciences Fund

March 31, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—97.6%

Biotechnology—15.1%
AbbVie, Inc.	54,240	$4,132,546
ACADIA Pharmaceuticals, Inc. (d)	18,235	770,429
Amgen, Inc.	15,825	3,208,202
Arena Pharmaceuticals, Inc. (d)	5,110	214,620
Aurinia Pharmaceuticals, Inc. (d)	25,900	375,809
Biogen, Inc. (d)	5,075	1,605,628
Deciphera Pharmaceuticals, Inc. (d)	9,160	377,117
Epizyme, Inc. (d)	25,900	401,709
Exact Sciences Corp. (d)	27,380	1,588,040
Gilead Sciences, Inc.	34,425	2,573,613
Iovance Biotherapeutics, Inc. (d)	12,740	381,372
Momenta Pharmaceuticals, Inc. (d)	13,820	375,904
Regeneron Pharmaceuticals, Inc. (d)	1,990	971,697
Turning Point Therapeutics, Inc. (d)	6,195	276,669
Twist Bioscience Corp. (d)	15,060	460,535
Vertex Pharmaceuticals, Inc. (d)	13,955	3,320,592

		21,034,482

Healthcare Equipment & Supplies—16.5%
Abbott Laboratories	22,963	1,812,010
Alcon, Inc. (d)	30,185	1,534,002
Axonics Modulation Technologies, Inc. (d)	31,955	811,977
Baxter International, Inc.	6,950	564,270
Becton Dickinson and Co.	11,320	2,600,996
Boston Scientific Corp. (d)	76,882	2,508,660
CONMED Corp.	10,110	579,000
Cooper Cos., Inc.	7,040	1,940,717
DexCom, Inc. (d)	6,965	1,875,466
Edwards Lifesciences Corp. (d)	5,705	1,076,077
Haemonetics Corp. (d)	7,440	741,470
Hill-Rom Holdings, Inc.	10,320	1,038,192
Insulet Corp. (d)	3,990	661,063
Intuitive Surgical, Inc. (d)	1,830	906,234
Itamar Medical Ltd. ADR (d)	60,000	706,800
Medtronic PLC	7,520	678,154
Nevro Corp. (d)	2,950	294,941
Quotient Ltd. (d)	190,654	753,083
Tandem Diabetes Care, Inc. (d)	19,530	1,256,755
Zimmer Biomet Holdings, Inc.	5,575	563,521

		22,903,388

Healthcare Providers & Services—13.4%
Anthem, Inc.	13,865	3,147,910
Centene Corp. (d)	67,270	3,996,511
Cigna Corp. (d)	16,385	2,903,094
CVS Health Corp.	49,155	2,916,366
Guardant Health, Inc. (d)	4,835	336,516
UnitedHealth Group, Inc.	21,151	5,274,636

		18,575,033

Life Sciences Tools & Services—3.6%
Adaptive Biotechnologies Corp. (d)	12,505	347,389
Agilent Technologies, Inc.	18,455	1,321,747
Bio-Rad Laboratories, Inc., Class A (d)	5,020	1,759,811
NanoString Technologies, Inc. (d)	15,875	381,794
Thermo Fisher Scientific, Inc.	4,080	1,157,088

		4,967,829

Pharmaceuticals—49.0%
Astellas Pharma, Inc.	72,600	1,118,574
AstraZeneca PLC ADR	150,600	6,725,796
Bristol-Myers Squibb Co.	143,605	8,004,543
Catalent, Inc. (d)	34,155	1,774,352
Daiichi Sankyo Co., Ltd.	33,900	2,328,137
Eli Lilly & Co.	22,505	3,121,894
GlaxoSmithKline PLC ADR	38,920	1,474,679
Horizon Therapeutics PLC (d)	100,670	2,981,846
Johnson & Johnson	48,132	6,311,549
Merck & Co., Inc.	119,097	9,163,323
Novartis AG ADR	103,233	8,511,561

	Shares	Value^

Pfizer, Inc.	151,699	$4,951,455
Roche Holding AG ADR	148,065	6,006,997
Sanofi ADR	63,650	2,782,778
Zoetis, Inc.	23,415	2,755,711

		68,013,195

Total Common Stock (cost—$129,283,163)		135,493,927

	Units

WARRANTS—0.1%

Pharmaceuticals—0.1%
AIT Therapeutics, Inc.,exercise price $4.25, expires 2/14/21 (b)(c)(d) (cost—$1,239)	123,899	241,603

	Shares

RIGHTS—0.0%

Pharmaceuticals—0.0%
Elanco Animal Health, Inc.CVR (b)(c)(d) (cost—$957)	38,000	957

	Principal Amount (000s)

Repurchase Agreements—1.8%
State Street Bank and Trust Co., dated 3/31/20, 0.00%, due 4/1/20, proceeds $2,473,000; collateralized by U.S. Treasury Inflation Indexed Notes, 0.625%, due 4/15/23, valued at $2,524,764 including accrued interest (cost—$2,473,000)	$2,473	2,473,000

Total Investments (cost—$131,758,359) (a)—99.5%		138,209,487

Other assets less liabilities—0.5%		648,512

Net Assets—100.0%		$138,857,999

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $3,446,711, representing 2.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $242,560, representing 0.2% of net assets.
(c)	Level 3 security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt
CVR—Contingent Value Rights

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—33.6%

Advertising—0.0%
Mood Media Corp. (d)(f)(l)	286,500	$140,385

Aerospace & Defense—0.2%
Boeing Co.	65,500	9,768,670
Erickson, Inc. (d)(f)(l)	10,866	117,787

		9,886,457

Apparel & Textiles—0.0%
Quiksilver, Inc. (d)(f)(l)	2,328	24,653

Automobiles—0.1%
Ford Motor Co.	1,199,700	5,794,551

Banks—0.4%
CCF Holdings LLC, Class A (cost—$0; purchased 12/18/18) (d)(f)(j)(l)	31,304	3
CCF Holdings LLC, Class B (cost—$0; purchased 12/12/18) (d)(f)(i)(j)(l)	42,857	4
JPMorgan Chase & Co. (g)	180,000	16,205,400

		16,205,407

Beverages—0.3%
PepsiCo, Inc. (g)	104,000	12,490,400

Biotechnology—1.6%
AbbVie, Inc.	215,900	16,449,421
Biogen, Inc. (l)	29,700	9,396,486
BioMarin Pharmaceutical, Inc. (l)	3,926	331,747
Gilead Sciences, Inc. (g)	239,250	17,886,330
Vertex Pharmaceuticals, Inc. (g)(l)	101,200	24,080,540

		68,144,524

Building Products—0.2%
Johnson Controls International PLC	335,482	9,044,595

Capital Markets—0.7%
Charles Schwab Corp.	344,800	11,592,176
S&P Global, Inc. (g)	74,500	18,256,225

		29,848,401

Chemicals—0.2%
Chemours Co.	238,400	2,114,608
Corteva, Inc. (l)	59,533	1,399,026
Dow, Inc. (l)	59,533	1,740,745
DuPont de Nemours, Inc.	59,533	2,030,075

		7,284,454

Commercial Services—0.0%
Cenveo Corp. (d)(f)(i)(l)	19,074	576,798

Commercial Services & Supplies—0.1%
Stericycle, Inc. (l)	66,843	3,247,233

Communications Equipment—0.5%
Cisco Systems, Inc.	535,600	21,054,436

Construction & Engineering—0.0%
Fluor Corp.	209,800	1,449,718

Diversified Telecommunication Services—0.0%
Frontier Communications Corp. (l)	210,781	80,097

Electronic Equipment, Instruments & Components—0.1%
Belden, Inc.	125,172	4,516,206

Energy Equipment & Services—0.1%
Bristow Group, Inc. (d)(f)(l)	5,653	—	†
National Oilwell Varco, Inc.	145,600	1,431,248
Schlumberger Ltd.	172,400	2,325,676

		3,756,924

Entertainment—0.9%
Netflix, Inc. (g)(l)	96,600	36,273,300

	Shares	Value^

Equity Real Estate Investment Trusts (REITs)—0.5%
American Tower Corp.	43,400	9,450,350
Crown Castle International Corp. (g)	70,400	10,165,760

		19,616,110

Food & Staples Retailing—1.1%
Costco Wholesale Corp. (g)	80,100	22,838,913
Kroger Co.	472,000	14,216,640
Walgreens Boots Alliance, Inc.	154,600	7,072,950

		44,128,503

Food Products—0.1%
Archer-Daniels-Midland Co.	159,650	5,616,487

Healthcare Equipment & Supplies—1.2%
Align Technology, Inc. (l)	88,200	15,342,390
Boston Scientific Corp. (l)	385,300	12,572,339
Intuitive Surgical, Inc. (g)(l)	41,800	20,699,778

		48,614,507

Healthcare Providers & Services—1.2%
McKesson Corp.	114,300	15,460,218
UnitedHealth Group, Inc. (g)	133,800	33,367,044

		48,827,262

Hotels, Restaurants & Leisure—0.9%
McDonald’s Corp.	112,000	18,519,200
Starbucks Corp. (g)	214,000	14,068,360
Wynn Resorts Ltd.	76,700	4,616,573

		37,204,133

Household Durables—0.2%
DR Horton, Inc.	292,500	9,945,000

Independent Power Producers & Energy Traders—0.1%
Vistra Energy Corp.	144,101	2,299,852

Industrial Conglomerates—0.6%
3M Co.	50,100	6,839,151
General Electric Co.	326,200	2,590,028
Honeywell International, Inc.	131,500	17,593,385

		27,022,564

Insurance—0.2%
Progressive Corp. (g)	115,600	8,535,904

Interactive Media & Services—2.3%
Alphabet, Inc., Class A (l)	45,600	52,984,920
Facebook, Inc., Class A (g)(l)	258,000	43,034,400

		96,019,320

Internet & Direct Marketing Retail—1.6%
Alibaba Group Holding Ltd. ADR (l)	50,000	9,724,000
Amazon.com, Inc. (l)	29,400	57,321,768

		67,045,768

IT Services—2.8%
Fiserv, Inc. (g)(l)	191,000	18,143,090
International Business Machines Corp.	92,200	10,227,746
Mastercard, Inc., Class A (g)	111,950	27,042,642
PayPal Holdings, Inc. (g)(l)	195,200	18,688,448
Visa, Inc., Class A (g)	262,000	42,213,440

		116,315,366

Life Sciences Tools & Services—0.6%
Thermo Fisher Scientific, Inc. (g)	85,350	24,205,260

Machinery—0.7%
Caterpillar, Inc.	192,200	22,302,888
Deere & Co. (g)	56,900	7,861,304

		30,164,192

Media—0.3%
Comcast Corp., Class A	290,100	9,973,638
LiveStyle, Inc. (a)(d)(f)(i)(l)(m)	202,319	20
Postmedia Network Canada Corp. (d)(f)(l)	1,018,823	702,988

		10,676,646

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2020 (unaudited) (continued)

	Shares	Value^

Metals & Mining—0.1%
ArcelorMittal S.A.	180,611	$1,685,101
Freeport-McMoRan, Inc.	113,100	763,425

		2,448,526

Multi-Line Retail—0.8%
Dollar General Corp. (g)	107,800	16,278,878
Target Corp.	163,700	15,219,189

		31,498,067

Oil, Gas & Consumable Fuels—0.4%
Arch Coal, Inc., Class A	1,858	53,696
Chesapeake Energy Corp. (l)	1,250,759	216,006
Hercules Offshore, Inc. (d)(f)(l)	174,935	18
Kinder Morgan, Inc.	187,778	2,613,870
Occidental Petroleum Corp.	229,700	2,659,925
Riviera Resources, Inc.	25,527	107,213
Southwestern Energy Co. (l)	508,010	858,537
Talos Energy, Inc. (l)	98,625	567,094
Valero Energy Corp.	171,200	7,765,632

		14,841,991

Pharmaceuticals—1.5%
Allergan PLC	99,241	17,575,581
Amryt Pharma PLC ADR (l)	243,958	1,603,243
Bristol-Myers Squibb Co.	419,400	23,377,356
Teva Pharmaceutical Industries Ltd. ADR (l)	248,006	2,227,094
Zoetis, Inc.	141,300	16,629,597

		61,412,871

Road & Rail—0.3%
Union Pacific Corp. (g)	87,500	12,341,000

Semiconductors—0.0%
GT Advanced Technologies, Inc. (d)(f)(l)	537	—	†

Semiconductors & Semiconductor Equipment—3.8%
Advanced Micro Devices, Inc. (l)	430,900	19,597,332
Broadcom, Inc.	62,600	14,842,460
Lam Research Corp. (g)	101,000	24,240,000
Marvell Technology Group Ltd.	665,500	15,060,265
Micron Technology, Inc. (g)(l)	461,100	19,393,866
NVIDIA Corp. (g)	148,200	39,065,520
QUALCOMM, Inc. (g)	185,700	12,562,605
Texas Instruments, Inc.	131,800	13,170,774

		157,932,822

Software—4.3%
Adobe, Inc. (g)(l)	81,200	25,841,088
Atlassian Corp. PLC, Class A (g)(l)	58,800	8,070,888
Crowdstrike Holdings, Inc., Class A (l)	23,400	1,302,912
Intuit, Inc. (g)	76,100	17,503,000
Microsoft Corp.	381,725	60,201,850
Salesforce.com, Inc. (g)(l)	189,000	27,212,220
ServiceNow, Inc. (g)(l)	78,500	22,496,530
Workday, Inc., Class A (g)(l)	119,100	15,509,202

		178,137,690

Specialty Retail—0.6%
Home Depot, Inc. (g)	134,000	25,019,140

Technology Hardware, Storage & Peripherals—1.5%
Apple, Inc. (g)	217,850	55,397,076
NetApp, Inc.	196,300	8,183,747
Western Digital Corp.	1,953	81,284

		63,662,107

	Shares	Value^

Textiles, Apparel & Luxury Goods—0.5%
NIKE, Inc., Class B (g)	255,200	$21,115,248

Trading Companies & Distributors—0.0%
WESCO International, Inc. (l)	54,455	1,244,297

Total Common Stock (cost—$1,951,776,328)		1,395,709,172

	Principal Amount (000s)

CORPORATE BONDS & NOTES—29.5%

Advertising—0.2%
Mood Media Borrower LLC (a)(b),
16.213%, 12/31/23	$1,260	1,026,942
National CineMedia LLC (a)(b),
5.875%, 4/15/28	8,220	5,742,019

		6,768,961

Aerospace & Defense—1.0%
Kratos Defense & Security Solutions, Inc. (a)(b),
6.50%, 11/30/25	5,660	5,228,397
TransDigm, Inc.,
5.50%, 11/15/27 (a)(b)	15,130	13,663,146
6.50%, 7/15/24	1,425	1,365,727
6.50%, 5/15/25	10,155	9,710,770
Triumph Group, Inc. (a)(b),
6.25%, 9/15/24	10,815	9,707,165

		39,675,205

Auto Components—0.7%
Adient U.S. LLC (a)(b),
7.00%, 5/15/26	10,770	10,022,799
Goodyear Tire & Rubber Co.,
5.00%, 5/31/26	8,455	7,846,663
Panther BF Aggregator 2 L.P. (a)(b),
8.50%, 5/15/27	12,895	11,321,165

		29,190,627

Auto Manufacturers—0.4%
Navistar International Corp. (a)(b),
6.625%, 11/1/25	9,295	7,796,228
Tesla, Inc. (a)(b),
5.30%, 8/15/25	9,850	9,320,562

		17,116,790

Building Materials—0.2%
Builders FirstSource, Inc. (a)(b),
5.00%, 3/1/30	11,100	10,052,437

Chemicals—0.9%
Chemours Co.,
6.625%, 5/15/23	7,000	5,993,785
7.00%, 5/15/25	3,395	2,847,573
Kraton Polymers LLC (a)(b),
7.00%, 4/15/25	5,325	4,757,515
Olin Corp.,
5.00%, 2/1/30	6,460	5,584,347
PQ Corp. (a)(b),
5.75%, 12/15/25	2,635	2,394,543
Trinseo Materials Operating SCA (a)(b),
5.375%, 9/1/25	5,645	4,798,250
Tronox Finance PLC (a)(b),
5.75%, 10/1/25	5,510	4,965,860
Tronox, Inc. (a)(b),
6.50%, 4/15/26	5,835	5,295,700

		36,637,573

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Commercial Services—1.4%
Cenveo Corp. (c)(d)(f),
6.00%, 5/15/24 (a)(b)	$8,116	$148,766
8.50%, 9/15/22 (j) (cost—$1,500,992; purchased 7/19/14-7/25/14)	1,520	30,400
Herc Holdings, Inc. (a)(b),
5.50%, 7/15/27	11,005	10,318,013
Hertz Corp. (a)(b),
6.00%, 1/15/28	12,195	6,470,057
7.125%, 8/1/26	3,750	1,984,406
Laureate Education, Inc. (a)(b),
8.25%, 5/1/25	11,610	11,638,677
RR Donnelley & Sons Co.,
6.00%, 4/1/24	3,195	3,159,041
7.00%, 2/15/22	5,500	5,436,398
United Rentals North America, Inc.,
5.25%, 1/15/30	9,695	9,745,899
5.50%, 7/15/25	8,930	8,807,257

		57,738,914

Computers—0.4%
Dell International LLC (a)(b),
7.125%, 6/15/24	9,275	9,611,219
Monitronics International, Inc. (d)(f),
9.125%, 4/1/20	6,450	64
Vericast Corp. (a)(b),
9.25%, 3/1/21	7,165	7,344,125

		16,955,408

Containers & Packaging—0.5%
Berry Global, Inc. (a)(b),
5.625%, 7/15/27	11,590	12,061,655
Trivium Packaging Finance BV (a)(b),
8.50%, 8/15/27	8,745	8,837,260

		20,898,915

Distribution/Wholesale—0.5%
H&E Equipment Services, Inc.,
5.625%, 9/1/25	9,845	9,192,818
Performance Food Group, Inc. (a)(b),
5.50%, 10/15/27	13,955	13,048,972

		22,241,790

Diversified Financial Services—1.4%
CCF Holdings LLC, PIK 10.75% (a)(b)(d)(f),
10.75%, 12/15/23	11,338	4,063,595
Community Choice Financial Issuer LLC (cost—$12,000,000; purchased 9/6/18) (a)(b)(j),
9.00%, 6/15/23	12,000	12,045,000
Navient Corp.,
5.00%, 3/15/27	12,055	10,393,821
6.75%, 6/15/26	13,315	12,323,698
Springleaf Finance Corp.,
6.625%, 1/15/28	10,165	9,574,922
8.25%, 10/1/23	8,080	8,129,651

		56,530,687

Electric Utilities—0.3%
NRG Energy, Inc.,
5.75%, 1/15/28	11,135	11,419,499
Talen Energy Supply LLC,
6.50%, 6/1/25	3,365	2,207,592

		13,627,091

	Principal Amount (000s)	Value^

Electronic Equipment, Instruments & Components—0.4%
Energizer Holdings, Inc. (a)(b),
5.50%, 6/15/25	$4,120	$4,022,170
7.75%, 1/15/27	10,295	10,699,079

		14,721,249

Engineering & Construction—0.3%
AECOM,
5.875%, 10/15/24	8,550	8,411,105
Tutor Perini Corp. (a)(b),
6.875%, 5/1/25	7,095	5,942,063

		14,353,168

Entertainment—1.2%
AMC Entertainment Holdings, Inc.,
6.125%, 5/15/27	13,610	5,751,246
Cedar Fair L.P.,
5.375%, 6/1/24	5,550	5,043,535
5.375%, 4/15/27	2,465	2,137,075
International Game Technology PLC (a)(b),
6.25%, 1/15/27	5,225	4,574,749
6.50%, 2/15/25	4,175	3,725,603
Lions Gate Capital Holdings LLC (a)(b),
6.375%, 2/1/24	11,370	10,090,534
Live Nation Entertainment, Inc. (a)(b),
5.625%, 3/15/26	4,145	3,724,458
Scientific Games International, Inc. (a)(b),
5.00%, 10/15/25	8,365	7,340,287
Stars Group Holdings BV (a)(b),
7.00%, 7/15/26	6,920	6,544,590

		48,932,077

Equity Real Estate Investment Trusts (REITs)—0.2%
Uniti Group L.P.,
7.125%, 12/15/24 (a)(b)	2,500	1,875,825
8.25%, 10/15/23	6,445	5,010,988

		6,886,813

Food & Beverage—0.8%
Albertsons Cos., Inc. (a)(b),
4.875%, 2/15/30	11,615	11,567,378
7.50%, 3/15/26	4,535	4,913,319
Kraft Heinz Foods Co.,
6.50%, 2/9/40	6,590	7,236,353
Post Holdings, Inc. (a)(b),
5.75%, 3/1/27	10,700	11,038,949

		34,755,999

Food Service—0.2%
Aramark Services, Inc. (a)(b),
5.00%, 2/1/28	10,730	10,045,104

Hand/Machine Tools—0.2%
Colfax Corp. (a)(b),
6.375%, 2/15/26	6,655	6,580,131

Healthcare-Products—0.2%
Avantor, Inc. (a)(b),
9.00%, 10/1/25	9,555	10,118,315

Healthcare-Services—2.2%
Centene Corp. (a)(b),
4.625%, 12/15/29	4,635	4,669,763
5.375%, 6/1/26	6,975	7,169,672
5.375%, 8/15/26	6,135	6,288,375
Charles River Laboratories International, Inc. (a)(b),
5.50%, 4/1/26	4,745	4,872,961
Community Health Systems, Inc.,
6.875%, 2/1/22	2,500	1,893,750

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

DaVita, Inc.,
5.125%, 7/15/24	$7,100	$7,123,111
Encompass Health Corp.,
4.50%, 2/1/28	2,095	2,066,299
4.75%, 2/1/30	6,595	6,532,677
HCA, Inc.,
5.375%, 9/1/26	3,515	3,647,076
5.625%, 9/1/28	2,420	2,546,445
IQVIA, Inc. (a)(b),
5.00%, 5/15/27	10,210	10,510,863
Select Medical Corp. (a)(b),
6.25%, 8/15/26	10,900	10,960,004
Tenet Healthcare Corp.,
6.25%, 2/1/27 (a)(b)	13,260	12,978,225
7.00%, 8/1/25	6,000	5,227,530
8.125%, 4/1/22	6,030	5,730,550

		92,217,301

Home Builders—0.2%
Beazer Homes USA, Inc.,
5.875%, 10/15/27	1,885	1,437,454
KB Home,
4.80%, 11/15/29	2,935	2,487,412
Taylor Morrison Communities, Inc. (a)(b),
5.75%, 1/15/28	5,975	5,386,209

		9,311,075

Household Products/Wares—0.2%
Prestige Brands, Inc. (a)(b),
5.125%, 1/15/28	5,645	5,632,581
Spectrum Brands, Inc.,
5.75%, 7/15/25	4,725	4,453,171

		10,085,752

Internet—1.0%
Go Daddy Operating Co. LLC (a)(b),
5.25%, 12/1/27	7,500	7,610,625
Match Group, Inc. (a)(b),
5.00%, 12/15/27	10,860	10,464,072
Netflix, Inc. (a)(b),
5.375%, 11/15/29	13,010	13,667,655
NortonLifeLock, Inc. (a)(b),
5.00%, 4/15/25	10,390	10,499,638

		42,241,990

Iron/Steel—0.2%
United States Steel Corp.,
6.875%, 8/15/25	8,595	6,047,055

Lodging—0.4%
MGM Resorts International,
5.50%, 4/15/27	4,747	4,346,116
Wyndham Hotels & Resorts, Inc. (a)(b),
5.375%, 4/15/26	7,110	6,235,239
Wynn Las Vegas LLC (a)(b),
5.50%, 3/1/25	7,275	6,820,094

		17,401,449

Machinery-Construction & Mining—0.2%
Terex Corp. (a)(b),
5.625%, 2/1/25	7,370	6,956,175

Media—3.4%
CCO Holdings LLC (a)(b),
5.125%, 5/1/27	8,955	9,062,639
5.375%, 6/1/29	6,715	6,937,602
5.50%, 5/1/26	8,460	8,625,541

	Principal Amount (000s)	Value^

Clear Channel Worldwide Holdings, Inc. (a)(b),
9.25%, 2/15/24	$10,204	$8,839,266
CSC Holdings LLC (a)(b),
7.50%, 4/1/28	9,860	10,573,741
7.75%, 7/15/25	6,160	6,452,415
10.875%, 10/15/25	5,145	5,572,678
Diamond Sports Group LLC (a)(b),
6.625%, 8/15/27	13,005	8,769,271
DISH DBS Corp.,
5.875%, 7/15/22	4,335	4,244,659
5.875%, 11/15/24	10,820	10,604,520
6.75%, 6/1/21	9,250	9,430,005
Gray Television, Inc. (a)(b),
5.875%, 7/15/26	15,065	14,588,193
LiveStyle, Inc. (cost—$7,083,190; purchased 1/31/14-10/7/15) (a)(b)(c)(d)(f)(j)(m),
9.625%, 2/1/19	7,628	8
Meredith Corp.,
6.875%, 2/1/26	11,650	10,100,171
Nexstar Broadcasting, Inc. (a)(b),
5.625%, 7/15/27	11,905	11,703,210
Sirius XM Radio, Inc. (a)(b),
5.00%, 8/1/27	9,715	9,913,672
Virgin Media Secured Finance PLC (a)(b),
5.50%, 5/15/29	6,995	7,033,822

		142,451,413

Metal Fabricate/Hardware—0.2%
Park-Ohio Industries, Inc.,
6.625%, 4/15/27	9,915	7,921,664

Mining—1.0%
Alcoa Nederland Holding BV (a)(b),
6.75%, 9/30/24	9,815	9,590,924
Constellium SE (a)(b),
6.625%, 3/1/25	9,605	8,716,249
Freeport-McMoRan, Inc.,
5.25%, 9/1/29	10,940	10,369,479
Hudbay Minerals, Inc. (a)(b),
7.625%, 1/15/25	4,965	4,350,606
Joseph T. Ryerson & Son, Inc. (a)(b),
11.00%, 5/15/22	9,000	8,437,311

		41,464,569

Miscellaneous Manufacturing—0.2%
Koppers, Inc. (a)(b),
6.00%, 2/15/25	8,875	7,166,296

Oil, Gas & Consumable Fuels—1.2%
Callon Petroleum Co.,
6.125%, 10/1/24	6,110	1,130,350
6.25%, 4/15/23	9,725	2,382,333
Chesapeake Energy Corp.,
8.00%, 1/15/25	7,730	541,100
Chesapeake Energy, Corp.,
8.00%, 3/15/26	6,301	441,070
Cobalt International Energy, Inc. (c),
7.75%, 12/1/23	9,216	299,520
EP Energy LLC (c),
9.375%, 5/1/20	8,765	33,745
Nabors Industries, Inc.,
5.75%, 2/1/25	1,910	436,903

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Noble Holding International Ltd.,
7.75%, 1/15/24	$6,955	$686,771
Oasis Petroleum, Inc.,
6.875%, 3/15/22	8,460	1,734,300
PBF Holding Co. LLC (a)(b),
6.00%, 2/15/28	10,735	7,299,800
Range Resources Corp.,
4.875%, 5/15/25	8,965	5,401,412
Sable Permian Resources Land LLC (a)(b)(c),
7.375%, 11/1/21	5,000	725,000
Sanchez Energy Corp. (c),
6.125%, 1/15/23	6,240	93,600
SM Energy Co.,
6.625%, 1/15/27	11,360	3,385,649
Sunoco L.P.,
5.50%, 2/15/26	4,605	4,023,953
5.875%, 3/15/28	4,830	4,050,160
Talos Production LLC,
11.00%, 4/3/22	1,168	728,131
Transocean, Inc. (a)(b),
7.50%, 1/15/26	12,010	5,728,380
8.00%, 2/1/27	2,745	1,314,169
USA Compression Partners L.P.,
6.875%, 9/1/27	10,045	6,428,800
Valaris PLC,
5.20%, 3/15/25	1,295	125,227
7.75%, 2/1/26	6,640	664,498
Weatherford International Ltd. (a)(b),
11.00%, 12/1/24	605	369,353

		48,024,224

Paper & Forest Products—0.2%
Mercer International, Inc.,
5.50%, 1/15/26	5,280	4,052,004
7.375%, 1/15/25	4,825	4,209,813

		8,261,817

Pharmaceuticals—1.2%
Bausch Health Americas, Inc. (a)(b),
8.50%, 1/31/27	8,610	9,045,235
Bausch Health Cos., Inc. (a)(b),
5.25%, 1/30/30	7,210	6,795,425
7.25%, 5/30/29	10,120	10,558,702
Endo Finance LLC (a)(b),
5.375%, 1/15/23	10,730	7,604,834
Horizon Therapeutics USA, Inc. (a)(b),
5.50%, 8/1/27	10,515	10,614,367
Mallinckrodt International Finance S.A. (a)(b),
5.75%, 8/1/22	6,055	3,072,913

		47,691,476

Pipelines—0.9%
Cheniere Energy Partners L.P.,
5.625%, 10/1/26	8,410	7,868,581
Crestwood Midstream Partners L.P.,
5.75%, 4/1/25	10,735	6,226,622
DCP Midstream Operating L.P.,
5.125%, 5/15/29	7,470	4,747,185
NGL Energy Partners L.P.,
7.50%, 4/15/26	10,875	3,883,653
Targa Resources Partners L.P.,
6.50%, 7/15/27	7,170	6,166,200
6.875%, 1/15/29	10,670	8,669,375

		37,561,616

	Principal Amount (000s)	Value^

Real Estate—0.5%
Iron Mountain, Inc. (a)(b),
4.875%, 9/15/27	$10,625	$10,380,280
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	11,023	9,944,620

		20,324,900

Retail—0.7%
1011778 BC ULC (a)(b),
5.00%, 10/15/25	9,990	9,602,838
Asbury Automotive Group, Inc. (a)(b),
4.75%, 3/1/30	6,155	5,277,912
Conn’s, Inc.,
7.25%, 7/15/22	13,070	7,560,159
Neiman Marcus Group Ltd. LLC (a)(b),
8.00%, 10/15/21	6,810	5,013,862
Party City Holdings, Inc. (a)(b),
6.625%, 8/1/26	11,755	1,234,275
Yum! Brands, Inc. (a)(b),
4.75%, 1/15/30	1,740	1,630,380

		30,319,426

Semiconductors—0.3%
Amkor Technology, Inc. (a)(b),
6.625%, 9/15/27	11,410	10,788,725

Software—0.6%
j2 Cloud Services LLC (a)(b),
6.00%, 7/15/25	9,810	9,797,688
Rackspace Hosting, Inc. (a)(b),
8.625%, 11/15/24	8,120	7,285,264
SS&C Technologies, Inc. (a)(b),
5.50%, 9/30/27	8,305	8,611,247

		25,694,199

Telecommunications—3.2%
CenturyLink, Inc.,
5.125%, 12/15/26 (a)(b)	9,065	9,087,663
7.50%, 4/1/24, Ser. Y	7,535	8,297,956
Cincinnati Bell, Inc. (a)(b),
7.00%, 7/15/24	7,265	7,364,676
CommScope Technologies LLC (a)(b),
5.00%, 3/15/27	4,460	3,902,835
6.00%, 6/15/25	13,065	12,055,075
Consolidated Communications, Inc.,
6.50%, 10/1/22	9,435	8,326,388
Frontier Communications Corp.,
10.50%, 9/15/22	9,315	2,512,125
GTT Communications, Inc. (a)(b),
7.875%, 12/31/24	10,045	6,554,363
Hughes Satellite Systems Corp.,
6.625%, 8/1/26	9,080	9,274,834
7.625%, 6/15/21	7,440	7,629,422
Intelsat Connect Finance S.A. (a)(b),
9.50%, 2/15/23	3,195	1,198,125
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	10,370	6,442,414
9.75%, 7/15/25 (a)(b)	6,940	4,380,910
Level 3 Financing, Inc.,
5.375%, 5/1/25	8,420	8,430,567
Sprint Communications, Inc.,
11.50%, 11/15/21	7,890	8,741,804

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Sprint Corp.,
7.125%, 6/15/24	$6,860	$7,580,197
7.625%, 3/1/26	9,595	10,912,873
T-Mobile USA, Inc.,
6.50%, 1/15/26	9,940	10,492,167
Windstream Services LLC (cost—$6,521,470; purchased 12/4/13-11/15/18) (a)(b)(c)(j),
6.375%, 8/1/23	7,464	223,920

		133,408,314

Toys/Games/Hobbies—0.0%
Mattel, Inc. (a)(b),
5.875%, 12/15/27	1,080	1,107,594

Transportation—0.1%
XPO Logistics, Inc. (a)(b),
6.125%, 9/1/23	2,705	2,664,438
6.50%, 6/15/22	3,184	3,208,963

		5,873,401

Total Corporate Bonds & Notes (cost—$1,513,394,482)		1,226,147,685

CONVERTIBLE BONDS & NOTES—24.4%
Apparel & Textiles—0.0%
Iconix Brand Group, Inc.,
5.75%, 8/15/23	4,185	1,948,118

Auto Components—0.2%
Meritor, Inc.,
3.25%, 10/15/37	8,095	6,890,869

Auto Manufacturers—0.9%
Tesla, Inc.,
1.25%, 3/1/21	20,900	32,165,062
2.00%, 5/15/24	2,675	4,886,385

		37,051,447

Banks—0.4%
Barclays Bank PLC,zero coupon, 2/4/25	590	624,954
BofA Finance LLC,
0.125%, 9/1/22	6,515	6,456,398
JPMorgan Chase Bank N.A. (a)(b),
0.125%, 1/1/23	7,480	7,755,825

		14,837,177

Beverages—0.0%
Luckin Coffee, Inc. (a)(b),
0.75%, 1/15/25	640	494,565

Biotechnology—1.6%
Aegerion Pharmaceuticals, Inc. (cost—$2,453,177; purchased 2/5/15-2/25/15) (a)(b)(j),
5.00%, 4/1/25	1,779	1,734,232
AMAG Pharmaceuticals, Inc.,
3.25%, 6/1/22	2,025	1,564,730
BioMarin Pharmaceutical, Inc.,
1.50%, 10/15/20	6,830	7,257,216
Exact Sciences Corp.,
0.375%, 3/15/27	17,660	14,926,643
0.375%, 3/1/28	4,525	3,572,729
Halozyme Therapeutics, Inc. (a)(b),
1.25%, 12/1/24	7,720	7,719,940

	Principal Amount (000s)	Value^

Illumina, Inc.,
zero coupon, 8/15/23	$575	$556,060
0.50%, 6/15/21	715	876,906
Insmed, Inc.,
1.75%, 1/15/25	6,885	5,783,810
Intercept Pharmaceuticals, Inc.,
3.25%, 7/1/23	3,870	3,192,937
Ligand Pharmaceuticals, Inc.,
0.75%, 5/15/23	12,485	10,339,141
Radius Health, Inc.,
3.00%, 9/1/24	3,805	2,706,507
Verastem, Inc.,
5.00%, 11/1/48	5,910	4,979,058

		65,209,909

Commercial Services—1.0%
Chegg, Inc. (a)(b),
0.125%, 3/15/25	12,010	11,385,480
Euronet Worldwide, Inc.,
0.75%, 3/15/49	2,390	2,182,369
Macquarie Infrastructure Corp.,
2.00%, 10/1/23	6,270	5,031,675
Square, Inc. (a)(b),
0.125%, 3/1/25	6,100	5,302,170
Square, Inc.,
0.50%, 5/15/23	18,390	19,052,164

		42,953,858

Computers—1.2%
CyberArk Software Ltd. (a)(b),
zero coupon, 11/15/24	9,310	8,112,465
Lumentum Holdings, Inc.,
0.25%, 3/15/24	1,350	1,826,605
0.50%, 12/15/26 (a)(b)	15,135	15,437,700
Pure Storage, Inc.,
0.125%, 4/15/23	10,020	8,678,256
Western Digital Corp.,
1.50%, 2/1/24	16,060	14,049,678

		48,104,704

Diversified Financial Services—0.2%
Encore Capital Group, Inc.,
3.25%, 3/15/22	3,400	2,931,604
LendingTree, Inc.,
0.625%, 6/1/22	3,550	3,895,594

		6,827,198

Electronics—0.2%
Fortive Corp.,
0.875%, 2/15/22	3,885	3,620,334
II-VI, Inc.,
0.25%, 9/1/22	3,290	3,021,052
Vishay Intertechnology, Inc.,
2.25%, 6/15/25	2,355	2,097,422

		8,738,808

Energy-Alternate Sources—0.0%
Enphase Energy, Inc. (a)(b),
0.25%, 3/1/25	1,370	1,095,292

Engineering & Construction—0.2%
KBR, Inc.,
2.50%, 11/1/23	5,985	6,216,998

Entertainment—0.3%
Live Nation Entertainment, Inc.,
2.00%, 2/15/25 (a)(b)	3,360	2,685,649
2.50%, 3/15/23	10,095	9,620,840

		12,306,489

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Healthcare-Products—0.8%
CONMED Corp.,
2.625%, 2/1/24	$3,760	$3,499,293
Insulet Corp. (a)(b),
0.375%, 9/1/26	19,875	20,180,339
NuVasive, Inc.,
0.375%, 3/15/25 (a)(b)	4,545	3,867,200
2.25%, 3/15/21	4,355	4,576,356

		32,123,188

Healthcare-Services—0.6%
Anthem, Inc.,
2.75%, 10/15/42	3,420	10,817,802
Invitae Corp. (a)(b),
2.00%, 9/1/24	2,730	2,416,368
Teladoc Health, Inc.,
1.375%, 5/15/25	3,720	10,830,170

		24,064,340

Insurance—0.1%
AXA S.A. (a)(b),
7.25%, 5/15/21	6,430	4,679,690

Internet—3.5%
Boingo Wireless, Inc.,
1.00%, 10/1/23	3,435	3,069,190
Etsy, Inc. (a)(b),
0.125%, 10/1/26	16,455	13,626,978
FireEye, Inc.,
0.875%, 6/1/24	8,185	6,916,325
IAC Financeco 2, Inc. (a)(b),
0.875%, 6/15/26	9,480	8,769,676
IAC FinanceCo 3, Inc. (a)(b),
2.00%, 1/15/30	6,310	5,781,335
Momo, Inc.,
1.25%, 7/1/25	3,990	3,204,469
Okta, Inc. (a)(b),
0.125%, 9/1/25	17,190	16,491,656
Palo Alto Networks, Inc.,
0.75%, 7/1/23	7,475	7,233,507
Proofpoint, Inc. (a)(b),
0.25%, 8/15/24	15,630	14,711,738
Q2 Holdings, Inc. (a)(b),
0.75%, 6/1/26	2,070	1,854,404
Snap, Inc. (a)(b),
0.75%, 8/1/26	16,530	14,563,376
Twitter, Inc.,
0.25%, 6/15/24	11,070	9,954,686
Wayfair, Inc.,
1.00%, 8/15/26 (a)(b)	9,155	5,326,913
1.125%, 11/1/24	6,740	4,624,635
Weibo Corp.,
1.25%, 11/15/22	6,415	5,452,832
Wix.com Ltd.,zero coupon, 7/1/23	3,320	3,291,868
Zendesk, Inc.,
0.25%, 3/15/23	6,785	8,041,212
Zillow Group, Inc.,
1.50%, 7/1/23	1,270	1,076,639
2.00%, 12/1/21	13,370	13,488,994

		147,480,433

Investment Companies—0.1%
Prospect Capital Corp.,
6.375%, 3/1/25	5,000	4,274,550

Iron/Steel—0.0%
Cleveland-Cliffs, Inc.,
1.50%, 1/15/25	2,875	2,045,562

	Principal Amount (000s)	Value^

Media—1.6%
DISH Network Corp.,
2.375%, 3/15/24	$14,960	$11,911,900
3.375%, 8/15/26	17,910	14,585,035
Liberty Interactive LLC (a)(b),
1.75%, 9/30/46	5,035	6,696,503
Liberty Media Corp-Liberty Formula One,
1.00%, 1/30/23	6,570	6,216,505
Liberty Media Corp.,
1.375%, 10/15/23	11,895	11,270,513
2.25%, 9/30/46	2,580	1,213,859
2.75%, 12/1/49 (a)(b)	13,410	11,507,664
World Wrestling Entertainment, Inc.,
3.375%, 12/15/23	2,520	3,802,196

		67,204,175

Oil, Gas & Consumable Fuels—0.3%
Bristow Group, Inc.,
4.50%, 6/1/23	1,625	101,766
Chesapeake Energy Corp.,
5.50%, 9/15/26	17,205	946,275
Ensco Jersey Finance Ltd.,
3.00%, 1/31/24	9,245	2,542,364
Nabors Industries, Inc.,
0.75%, 1/15/24	8,145	1,589,019
Oasis Petroleum, Inc.,
2.625%, 9/15/23	9,190	1,285,482
Oil States International, Inc.,
1.50%, 2/15/23	2,450	1,924,781
Transocean, Inc.,
0.50%, 1/30/23	9,755	3,536,835

		11,926,522

Pharmaceuticals—1.8%
Clovis Oncology, Inc.,
1.25%, 5/1/25	4,440	2,690,397
2.50%, 9/15/21	4,020	3,596,461
DexCom, Inc.,
0.75%, 12/1/23	12,410	21,725,562
Flexion Therapeutics, Inc.,
3.375%, 5/1/24	3,510	2,727,339
Horizon Pharma Investment Ltd.,
2.50%, 3/15/22	4,915	5,676,825
Jazz Investments I Ltd.,
1.875%, 8/15/21	9,770	9,293,712
Neurocrine Biosciences, Inc.,
2.25%, 5/15/24	8,270	10,639,527
Sarepta Therapeutics, Inc.,
1.50%, 11/15/24	4,645	7,062,228
Supernus Pharmaceuticals, Inc.,
0.625%, 4/1/23	4,635	3,744,985
Teva Pharmaceutical Finance Co. LLC, Ser. C,
0.25%, 2/1/26	7,285	6,778,985
Tilray, Inc.,
5.00%, 10/1/23	2,975	955,089

		74,891,110

Pipelines—0.2%
Cheniere Energy, Inc.,
4.25%, 3/15/45	15,605	8,972,875

Retail—0.2%
RH,zero coupon, 6/15/23	10,555	8,524,846

Semiconductors—2.3%
Advanced Micro Devices, Inc.,
2.125%, 9/1/26	905	5,188,437

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Cree, Inc.,
0.875%, 9/1/23	$6,805	$6,234,342
Inphi Corp.,
0.75%, 9/1/21	8,345	12,194,330
Microchip Technology, Inc.,
1.625%, 2/15/27	32,480	33,416,843
2.25%, 2/15/37	1,735	1,624,385
Micron Technology, Inc., Ser. D,
3.125%, 5/1/32	1,230	5,195,028
Novellus Systems, Inc.,
2.625%, 5/15/41	235	1,773,090
ON Semiconductor Corp.,
1.625%, 10/15/23	14,810	14,746,672
Silicon Laboratories, Inc.,
1.375%, 3/1/22	565	627,210
Teradyne, Inc.,
1.25%, 12/15/23	5,215	9,347,887
Veeco Instruments, Inc.,
2.70%, 1/15/23	6,560	5,410,988

		95,759,212

Software—5.9%
Akamai Technologies, Inc.,
0.125%, 5/1/25	18,810	21,086,518
0.375%, 9/1/27 (a)(b)	3,105	3,098,255
Alteryx, Inc. (a)(b),
0.50%, 8/1/24	5,740	5,166,381
1.00%, 8/1/26	7,815	7,048,616
Atlassian, Inc.,
0.625%, 5/1/23	8,015	13,976,397
Avaya Holdings Corp.,
2.25%, 6/15/23	5,740	4,607,315
Coupa Software, Inc. (a)(b),
0.125%, 6/15/25	10,050	11,129,124
DocuSign, Inc.,
0.50%, 9/15/23	8,565	12,073,840
Envestnet, Inc.,
1.75%, 6/1/23	5,940	6,100,603
Everbridge, Inc. (a)(b),
0.125%, 12/15/24	6,335	7,202,103
Evolent Health, Inc.,
1.50%, 10/15/25	3,470	2,188,182
2.00%, 12/1/21	1,400	1,169,000
HubSpot, Inc.,
0.25%, 6/1/22	1,565	2,330,067
j2 Global, Inc. (a)(b),
1.75%, 11/1/26	12,340	11,321,950
MongoDB, Inc. (a)(b),
0.25%, 1/15/26	15,715	15,312,303
New Relic, Inc.,
0.50%, 5/1/23	8,335	7,035,725
Nutanix, Inc.,
zero coupon, 1/15/23	11,110	9,075,481
Pegasystems, Inc. (a)(b),
0.75%, 3/1/25	5,940	5,220,706
Pluralsight, Inc. (a)(b),
0.375%, 3/1/24	8,705	6,443,876
RingCentral, Inc. (a)(b),
zero coupon, 3/1/25	9,455	8,806,407
SailPoint Technologies Holding, Inc. (a)(b),
0.125%, 9/15/24	5,005	4,279,275
Sea Ltd. (a)(b),
1.00%, 12/1/24	5,115	5,691,032
ServiceNow, Inc.,
zero coupon, 6/1/22	5,990	12,765,476
Splunk, Inc.,
0.50%, 9/15/23	10,760	11,600,126
1.125%, 9/15/25	11,510	12,747,325
Tabula Rasa HealthCare, Inc. (a)(b),
1.75%, 2/15/26	5,345	5,241,441

	Principal Amount (000s)	Value^

Twilio, Inc.,
0.25%, 6/1/23	$5,655	$7,918,504
Workday, Inc.,
0.25%, 10/1/22	12,515	13,922,937
Workiva, Inc. (a)(b),
1.125%, 8/15/26	4,675	3,745,510
Zynga, Inc. (a)(b),
0.25%, 6/1/24	5,235	5,381,740

		243,686,215

Telecommunications—0.5%
CalAmp Corp.,
2.00%, 8/1/25	2,330	1,677,600
Infinera Corp.,
2.125%, 9/1/24	6,265	5,281,785
Viavi Solutions, Inc.,
1.00%, 3/1/24	2,185	2,311,866
1.75%, 6/1/23	7,478	7,743,467
Vonage Holdings Corp. (a)(b),
1.75%, 6/1/24	5,275	4,282,205

		21,296,923

Transportation—0.3%
Atlas Air Worldwide Holdings, Inc.,
1.875%, 6/1/24	1,400	1,158,500
2.25%, 6/1/22	6,445	5,732,022
Greenbrier Cos., Inc.,
2.875%, 2/1/24	4,515	3,459,619
Teekay Corp.,
5.00%, 1/15/23	1,625	1,342,479

		11,692,620

Total Convertible Bonds & Notes (cost—$1,231,866,666)		1,011,297,693

	Shares

CONVERTIBLE PREFERRED STOCK—5.5%

Banks—1.0%
Bank of America Corp., Ser. L (e),
7.25%	11,840	14,989,677
Wells Fargo & Co., Ser. L (e),
7.50%	22,405	28,544,418

		43,534,095

Chemicals—0.3%
International Flavors & Fragrances, Inc.,
6.00%, 9/15/21	278,765	10,640,460

Computers—0.2%
NCR Corp., Ser. A, PIK 5.50% (e),
5.50%	9,377	8,683,710

Diversified Financial Services—0.1%
AMG Capital Trust II,
5.15%, 10/15/37	112,490	3,423,914

Electric Utilities—0.7%
NextEra Energy, Inc.,
5.279%, 3/1/23	315,590	13,914,363
Sempra Energy, Ser. A,
6.00%, 1/15/21	133,900	12,388,428
Southern Co., Ser. 2019,
6.75%, 8/1/22	84,000	3,729,600

		30,032,391

Electronics—0.3%
Fortive Corp., Ser. A,
5.00%, 7/1/21	18,090	13,019,916

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2020 (unaudited) (continued)

	Shares	Value^

Environmental Services—0.2%
GFL Environmental Inc.
(l),zero coupon	184,575	$8,451,689

Equity Real Estate Investment Trusts (REITs)—0.5%
Crown Castle International Corp., Ser. A,
6.875%, 8/1/20	17,690	22,112,500

Hand/Machine Tools—0.3%
Stanley Black & Decker, Inc.,
5.25%, 11/15/22	34,155	2,389,484
5.375%, 5/15/20	148,435	10,783,803

		13,173,287

Healthcare-Products—0.7%
Avantor, Inc., Ser. A,
6.25%, 5/15/22	205,560	8,913,082
Danaher Corp., Ser. A,
4.75%, 4/15/22	20,440	21,117,586

		30,030,668

Insurance—0.2%
Assurant, Inc., Ser. D,
6.50%, 3/15/21	66,120	7,040,458

Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd., Ser. A,
6.00%, 5/1/21	53,040	195,187

Pharmaceuticals—0.4%
Becton Dickinson and Co., Ser. A,
6.125%, 5/1/20	178,950	9,355,506
Elanco Animal Health, Inc.,
5.00%, 2/1/23	155,550	6,399,327

		15,754,833

Semiconductors—0.6%
Broadcom, Inc., Ser. A,
8.00%, 9/30/22	24,890	23,256,220

Total Convertible Preferred Stock (cost—$272,124,330)		229,349,328

PREFERRED STOCK (a)(d)(f)(l)(m)—0.4%

Media—0.4%
LiveStyle, Inc., Ser. A	7,960	1,190,020
LiveStyle, Inc., Ser. B (i)	171,344	14,029,647
LiveStyle, Inc., Ser. B (i)	8,000	80

Total Preferred Stock (cost—$25,578,848)		15,219,747

MUTUAL FUND—0.2%
AllianzGI High Yield Bond (h)(k) (cost—$10,046,099)	1,188,685	8,950,800

	Units

WARRANTS (d)(f)(l) — 0.0%

Advertising—0.0%
Affinion Group Holdings, Inc., exercise price $67.12, expires 4/1/24
(cost—$1,422,155; purchased 4/1/19) (j)	7,203	72

Coal—0.0%
Arch Coal, Inc., exercise price $56.73, expires 10/5/23	4,002	10,916

Media—0.0%
LiveStyle, Inc., Ser. C, expires 11/30/21 (m)	43,500	4

Total Warrants (cost—$1,422,155)		10,992

	Principal Amount (000s)	Value^

Repurchase Agreements—6.0%
State Street Bank and Trust Co.,dated 3/31/20, 0.00%, due 4/1/20, proceeds $251,128,000; collateralized by U.S. Treasury Inflation Indexed Notes, 0.625%, due 4/15/23, valued at $256,153,088 including accrued interest (cost$251,128,000)	$251,128	$251,128,000

Total Investments, before options written (cost—$5,257,336,908)—99.6%		4,137,813,417

Total Options Written –(0.1)% (premiums received—$1,449,586) (l)(n)(o)		(2,012,012)

Total Investments, net of options written (cost—$5,255,887,322)—99.5%		4,135,801,405

Other assets less other liabilities—0.5%		20,516,607

Net Assets—100.0%		$4,156,318,012

Notes to Schedule of Investments:

†	Actual amount rounds to less than $1.
(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $ 1,094,809,682, representing 26.3% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,079,589,915, representing 26.0% of net assets.

(c)	In default.
(d)	Fair-Valued—Securities with an aggregate value of $21,036,228, representing 0.5% of net assets.
(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(h)	Affiliated fund.
(i)	Affiliated security.
(j)	Restricted. The aggregate cost of such securities is $30,980,984. The aggregate value is $14,033,639, representing 0.3% of net assets.
(k)	Institutional Class share.
(l)	Non-income producing.
(m)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.4% of net assets.
(n)	Exchange traded-Chicago Board Options Exchange.
(o)	Exchange traded option contracts outstanding at March 31, 2020:

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2020 (unaudited) (continued)

Options written contracts outstanding at March 31, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Adobe, Inc.	420.00 USD	4/17/20	(210)	$(21,000)	$(9,555)	$(23,301)	$13,746
Advanced Micro Devices, Inc.	52.00 USD	4/17/20	(1,135)	(113,500)	(69,803)	(49,986)	(19,817)
Apple, Inc.	310.00 USD	5/15/20	(475)	(47,500)	(60,994)	(60,994)	—
Atlassian, Corp.	175.00 USD	4/17/20	(145)	(14,500)	(3,625)	(9,274)	5,649
Costco Wholesale Corp.	325.00 USD	4/17/20	(405)	(40,500)	(22,680)	(48,903)	26,223
Crown Castle International Corp.	175.00 USD	4/17/20	(290)	(29,000)	(4,350)	(34,446)	30,096
Deere & Co.	170.00 USD	5/15/20	(285)	(28,500)	(20,805)	(31,435)	10,630
Dollar General Corp.	175.00 USD	5/15/20	(430)	(43,000)	(54,420)	(54,420)	—
Fiserv, Inc.	115.00 USD	5/15/20	(420)	(42,000)	(40,950)	(42,000)	1,050
Gilead Sciences, Inc.	105.00 USD	4/17/20	(50)	(5,000)	(1,600)	(2,941)	1,341
Home Depot, Inc.	240.00 USD	4/17/20	(360)	(36,000)	(5,580)	(12,521)	6,941
Intuit, Inc.	280.00 USD	4/17/20	(155)	(15,500)	(15,113)	(54,481)	39,368
Intuitive Surgical, Inc.	535.00 USD	4/17/20	(210)	(21,000)	(154,350)	(32,726)	(121,624)
JPMorgan Chase & Co.	130.00 USD	4/17/20	(630)	(63,000)	(1,890)	(39,129)	37,239
Lam Research Corp.	300.00 USD	4/17/20	(255)	(25,500)	(11,092)	(39,769)	28,677
Mastercard, Inc.	290.00 USD	4/17/20	(560)	(56,000)	(16,800)	(97,321)	80,521
Micron Technology, Inc.	60.00 USD	4/17/20	(2,460)	(246,000)	(7,380)	(59,115)	51,735
Netflix, Inc.	415.00 USD	4/17/20	(270)	(27,000)	(68,040)	(46,777)	(21,263)
Nike, Inc.	100.00 USD	4/17/20	(990)	(99,000)	(12,375)	(29,989)	17,614
NVIDIA Corp.	265.00 USD	4/17/20	(620)	(62,000)	(854,050)	(67,294)	(786,756)
PayPal Holdings, Inc.	120.00 USD	5/15/20	(980)	(98,000)	(33,320)	(46,179)	12,859
PepsiCo, Inc.	150.00 USD	4/17/20	(600)	(60,000)	(6,000)	(46,482)	40,482
Progressive Corp.	82.50 USD	4/17/20	(290)	(29,000)	(18,125)	(28,434)	10,309
QUALCOMM, Inc.	95.00 USD	5/15/20	(130)	(13,000)	(1,495)	(3,054)	1,559
S&P Global, Inc.	270.00 USD	4/17/20	(95)	(9,500)	(20,188)	(15,700)	(4,488)
Salesforce.com, Inc.	185.00 USD	5/15/20	(470)	(47,000)	(15,134)	(15,134)	—
ServiceNow, Inc.	350.00 USD	4/17/20	(200)	(20,000)	(16,000)	(65,689)	49,689
Starbucks Corp.	92.50 USD	4/17/20	(1,070)	(107,000)	(2,675)	(15,045)	12,370
Thermo Fisher Scientific, Inc.	310.00 USD	4/17/20	(130)	(13,000)	(20,150)	(12,605)	(7,545)
Union Pacific Corp.	170.00 USD	5/15/20	(446)	(44,600)	(22,746)	(41,807)	19,061
Vertex Pharmaceuticals, Inc.	280.00 USD	4/17/20	(255)	(25,500)	(10,837)	(36,296)	25,459
Visa, Inc.	205.00 USD	5/15/20	(650)	(65,000)	(26,000)	(24,025)	(1,975)
Workday, Inc.	195.00 USD	4/17/20	(595)	(59,500)	(10,412)	(56,423)	46,011

Total call options					$(1,638,534)	$(1,243,695)	$(394,839)

Put options:
Facebook, Inc.	160.00 USD	4/17/20	(91)	$(9,100)	$(49,140)	$(42,948)	$(6,192)
UnitedHealth Group, Inc.	270.00 USD	4/17/20	(135)	(13,500)	(324,338)	(162,943)	(161,395)

Total put options					$(373,478)	$(205,891)	$(167,587)

Total options written contracts					$(2,012,012)	$(1,449,586)	$(562,426)

Glossary:

ADR—American Depositary Receipt
PIK—Payment-in-Kind
REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI International Value Fund (formerly AllianzGI NFJ International Value Fund)†

March 31, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—96.4%

Australia—1.8%
Goodman Group REIT	137,006	$1,004,208
Macquarie Group Ltd.	23,118	1,231,216

		2,235,424

Brazil—0.7%
Banco Bradesco S.A. ADR	200,170	812,690

Canada—10.2%
Bank of Montreal	22,500	1,130,850
Canadian Pacific Railway Ltd.	10,983	2,411,757
Magna International, Inc.	26,356	841,283
Manulife Financial Corp.	83,068	1,041,673
Restaurant Brands International, Inc.	26,260	1,051,188
TC Energy Corp.	55,760	2,470,168
Toronto-Dominion Bank	80,640	3,418,330

		12,365,249

China—10.6%
Anhui Conch Cement Co., Ltd., Class H	169,500	1,164,400
China Construction Bank Corp., Class H	1,674,100	1,360,786
ENN Energy Holdings Ltd.	113,400	1,098,533
Longfor Group Holdings Ltd. (a)	235,000	1,131,030
NetEase, Inc. ADR	4,069	1,305,986
Ping An Insurance Group Co of China Ltd., Class A	240,017	2,322,837
Shenzhen Expressway Co., Ltd., Class H	1,108,000	1,120,209
Tencent Holdings Ltd.	59,200	2,926,114
Wuliangye Yibin Co., Ltd., Class A	21,500	345,848

		12,775,743

France—9.6%
BNP Paribas S.A.	28,972	845,844
Capgemini SE	23,691	1,979,674
Euronext NV (a)	3,746	275,830
Kering S.A.	2,515	1,311,352
L’Oreal S.A.	8,385	2,170,127
Sanofi	31,529	2,729,616
Thales S.A.	28,264	2,340,704

		11,653,147

Germany—4.1%
Bayer AG	21,342	1,222,863
Deutsche Boerse AG	9,193	1,262,970
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,684	1,142,883
SAP SE	11,711	1,307,509

		4,936,225

Hong Kong—1.3%
AIA Group Ltd.	136,800	1,224,994
Techtronic Industries Co., Ltd.	57,000	361,944

		1,586,938

India—0.5%
Reliance Industries Ltd. GDR (a)	20,174	621,190

Ireland—0.9%
Smurfit Kappa Group PLC	37,932	1,074,546

Israel—1.1%
Bank Hapoalim BM	223,205	1,337,415

Italy—1.1%
Terna Rete Elettrica Nazionale SpA	204,739	1,286,961

Japan—12.3%
Astellas Pharma, Inc.	99,400	1,531,491
Capcom Co., Ltd.	40,200	1,260,467
Daiwa House Industry Co., Ltd.	46,000	1,136,536

	Shares	Value^

Hitachi Ltd.	36,940	1,061,153
KDDI Corp.	54,100	1,598,038
Mitsubishi Corp.	62,100	1,313,554
Sony Corp.	59,600	3,530,319
Tokio Marine Holdings, Inc.	50,700	2,319,755
Tokyo Electron Ltd.	6,200	1,155,515

		14,906,828

Korea (Republic of)—4.0%
Samsung Electronics Co., Ltd.	124,583	4,843,972

Netherlands—2.5%
ING Groep NV	127,618	653,927
Unilever NV	48,647	2,391,060

		3,044,987

Russian Federation—0.8%
Lukoil PJSC ADR	16,170	956,617

Singapore—1.8%
DBS Group Holdings Ltd.	167,400	2,184,260

South Africa—0.8%
Naspers Ltd., Class N	6,706	953,019

Spain—1.9%
Iberdrola S.A.	233,152	2,280,461

Sweden—0.5%
Swedish Match AB	10,540	596,771

Switzerland—7.0%
Nestle S.A.	23,101	2,364,798
Roche Holding AG	11,220	3,609,944
Zurich Insurance Group AG	6,994	2,457,038

		8,431,780

Taiwan—2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	50,276	2,402,690

United Kingdom—16.0%
3i Group PLC	107,944	1,045,937
BAE Systems PLC ADR	94,968	2,426,433
Coca-Cola HBC AG (c)	44,271	949,448
Compass Group PLC	66,875	1,041,919
Diageo PLC ADR	9,436	1,199,504
GlaxoSmithKline PLC	137,038	2,571,403
GVC Holdings PLC	137,912	955,279
HSBC Holdings PLC	206,856	1,161,242
Legal & General Group PLC	763,580	1,804,109
Rio Tinto PLC	26,875	1,232,010
Royal Dutch Shell PLC, Class A ADR	40,740	1,421,419
Smith & Nephew PLC ADR	68,403	2,453,616
Willis Towers Watson PLC	6,787	1,152,772

		19,415,091

United States—4.9%
Broadcom, Inc.	5,775	1,369,252
Citigroup, Inc.	35,713	1,504,232
Equinix, Inc. REIT	2,100	1,311,597
Linde PLC	7,144	1,235,912
Mastercard, Inc., Class A	2,400	579,744

		6,000,737

Total Common Stock (cost—$125,851,448)		116,702,741

PREFERRED STOCK—1.4%

Germany—1.4%
Porsche Automobil Holding SE (cost—$2,811,816)	40,189	1,679,915

Schedule of Investments

AllianzGI International Value Fund (formerly AllianzGI NFJ International Value Fund)†

March 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 3/31/20, 0.00%, due 4/1/20, proceeds $558,000; collateralized by U.S. Treasury Notes, 2.75%, due 4/30/23, valued at $570,720 including accrued interest (cost—$558,000)	$558	$558,000

Total Investments (cost—$129,221,264) (b)—98.3%		118,940,656

Other assets less liabilities—1.7%		2,029,341

Net Assets—100.0%		$120,969,997

Notes to Schedule of Investments:

†	Effective April 30, 2020, the AllianzGI NFJ International Value Fund changed its name to AllianzGI International Value Fund.
(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $2,028,050, representing 1.7% of net assets.

(b)	Securities with an aggregate value of $85,293,891, representing 70.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	11.9%
Insurance	11.1%
Pharmaceuticals	9.6%
Oil, Gas & Consumable Fuels	4.5%
Semiconductors & Semiconductor Equipment	4.1%
Technology Hardware, Storage & Peripherals	4.0%
Aerospace & Defense	3.9%
Personal Products	3.8%
Capital Markets	3.2%
Electric Utilities	2.9%
Household Durables	2.9%
Hotels, Restaurants & Leisure	2.5%
Interactive Media & Services	2.4%
Entertainment	2.1%
IT Services	2.1%
Beverages	2.1%
Healthcare Equipment & Supplies	2.0%
Road & Rail	2.0%
Food Products	2.0%
Equity Real Estate Investment Trusts (REITs)	1.9%
Real Estate Management & Development	1.9%
Automobiles	1.4%
Wireless Telecommunication Services	1.3%
Trading Companies & Distributors	1.1%
Textiles, Apparel & Luxury Goods	1.1%
Software	1.1%
Chemicals	1.0%
Metals & Mining	1.0%
Construction Materials	1.0%
Transportation Infrastructure	0.9%
Gas Utilities	0.9%
Containers & Packaging	0.9%
Electronic Equipment, Instruments & Components	0.9%
Internet & Direct Marketing Retail	0.8%
Auto Components	0.7%
Tobacco	0.5%
Machinery	0.3%
Repurchase Agreements	0.5%
Other assets less liabilities	1.7%

100.0%

Schedule of Investments

AllianzGI Large-Cap Value Fund (formerly AllianzGI NFJ Large-Cap Value Fund)†

March 31, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—99.2%

Aerospace & Defense—2.9%
L3Harris Technologies, Inc.	18,376	$3,309,885
Lockheed Martin Corp.	9,716	3,293,238

		6,603,123

Banks—9.6%
Bank of America Corp.	234,496	4,978,350
Citigroup, Inc.	98,105	4,132,183
Fifth Third Bancorp	68,186	1,012,562
JPMorgan Chase & Co.	102,843	9,258,955
PNC Financial Services Group, Inc.	21,378	2,046,302

		21,428,352

Beverages—2.1%
Brown-Forman Corp., Class B	21,588	1,198,350
Coca-Cola Co.	77,345	3,422,516

		4,620,866

Biotechnology—1.5%
Amgen, Inc.	16,525	3,350,113

Capital Markets—4.8%
Ameriprise Financial, Inc.	19,764	2,025,415
CME Group, Inc.	12,875	2,226,216
Morgan Stanley	116,512	3,961,408
Nasdaq, Inc.	25,970	2,465,852

		10,678,891

Chemicals—3.0%
Air Products & Chemicals, Inc.	5,849	1,167,519
Celanese Corp.	15,029	1,102,978
Ecolab, Inc.	6,930	1,079,902
Linde PLC	13,472	2,330,656
Sherwin-Williams Co.	2,477	1,138,231

		6,819,286

Commercial Services & Supplies—1.4%
Cintas Corp.	4,921	852,416
Copart, Inc. (a)	16,610	1,138,117
Waste Management, Inc.	11,922	1,103,500

		3,094,033

Communications Equipment—1.0%
Cisco Systems, Inc.	55,362	2,176,280

Consumer Finance—1.3%
American Express Co.	24,987	2,139,137
Discover Financial Services	23,515	838,780

		2,977,917

Containers & Packaging—0.5%
Avery Dennison Corp.	11,181	1,139,009

Diversified Telecommunication Services—2.5%
AT&T, Inc.	71,121	2,073,177
Verizon Communications, Inc.	64,558	3,468,702

		5,541,879

Electric Utilities—2.6%
American Electric Power Co., Inc.	14,602	1,167,868
NextEra Energy, Inc.	19,134	4,604,023

		5,771,891

Electrical Equipment—0.5%
AMETEK, Inc.	16,059	1,156,569

Entertainment—1.0%
Walt Disney Co.	22,269	2,151,185

	Shares	Value^

Equity Real Estate Investment Trusts (REITs)—5.8%
American Tower Corp.	4,737	$1,031,482
CoreSite Realty Corp.	13,692	1,586,903
CyrusOne, Inc.	42,294	2,611,655
Douglas Emmett, Inc.	69,378	2,116,723
Essex Property Trust, Inc.	9,018	1,986,124
Prologis, Inc.	32,960	2,648,995
Sun Communities, Inc.	7,664	956,850

		12,938,732

Food & Staples Retailing—1.4%
Costco Wholesale Corp.	7,797	2,223,159
Walmart, Inc.	9,067	1,030,192

		3,253,351

Food Products—1.4%
Lamb Weston Holdings, Inc.	16,485	941,293
Mondelez International, Inc., Class A	46,298	2,318,604

		3,259,897

Gas Utilities—1.1%
Atmos Energy Corp.	24,030	2,384,497

Healthcare Equipment & Supplies—4.7%
Abbott Laboratories	44,544	3,514,967
Medtronic PLC	38,009	3,427,651
Stryker Corp.	21,026	3,500,619

		10,443,237

Healthcare Providers & Services—1.8%
HCA Healthcare, Inc.	17,813	1,600,498
Humana, Inc.	7,575	2,378,702

		3,979,200

Hotels, Restaurants & Leisure—2.5%
McDonald’s Corp.	26,743	4,421,955
Starbucks Corp.	17,406	1,144,271

		5,566,226

Household Durables—0.5%
Garmin Ltd.	14,757	1,106,185

Household Products—2.1%
Church & Dwight Co., Inc.	17,534	1,125,332
Procter & Gamble Co.	32,024	3,522,640

		4,647,972

Industrial Conglomerates—2.5%
Honeywell International, Inc.	25,295	3,384,218
Roper Technologies, Inc.	7,195	2,243,473

		5,627,691

Insurance—2.8%
Allstate Corp.	12,477	1,144,515
Fidelity National Financial, Inc.	31,756	790,089
MetLife, Inc.	37,704	1,152,611
Primerica, Inc.	25,169	2,226,953
Willis Towers Watson PLC	5,891	1,000,587

		6,314,755

IT Services—5.3%
Accenture PLC, Class A	17,307	2,825,541
Automatic Data Processing, Inc.	17,406	2,379,052
Fiserv, Inc. (a)	11,626	1,104,354
Mastercard, Inc., Class A	9,111	2,200,853
Visa, Inc., Class A	20,838	3,357,418

		11,867,218

Life Sciences Tools & Services—1.4%
Agilent Technologies, Inc.	19,927	1,427,172
Thermo Fisher Scientific, Inc.	5,911	1,676,359

		3,103,531

Schedule of Investments

AllianzGI Large-Cap Value Fund (formerly AllianzGI NFJ Large-Cap Value Fund)†

March 31, 2020 (unaudited) (continued)

	Shares	Value^

Machinery—1.9%
ITT, Inc.	45,086	$2,045,101
Toro Co.	35,362	2,301,713

		4,346,814

Media—0.5%
Comcast Corp., Class A	31,338	1,077,400

Metals & Mining—0.5%
Royal Gold, Inc.	11,873	1,041,381

Multi-Utilities—2.5%
DTE Energy Co.	34,785	3,303,532
Public Service Enterprise Group, Inc.	52,286	2,348,164

		5,651,696

Oil, Gas & Consumable Fuels—3.0%
Chevron Corp.	45,521	3,298,452
ConocoPhillips	44,288	1,364,070
ONEOK, Inc.	40,035	873,163
Valero Energy Corp.	26,260	1,191,154

		6,726,839

Personal Products—0.5%
Estee Lauder Cos., Inc., Class A	6,904	1,100,083

Pharmaceuticals—4.4%
Johnson & Johnson	40,767	5,345,777
Merck & Co., Inc.	44,309	3,409,135
Zoetis, Inc.	9,502	1,118,290

		9,873,202

Professional Services—0.4%
TransUnion	15,155	1,002,958

Road & Rail—1.0%
Union Pacific Corp.	16,195	2,284,143

Semiconductors & Semiconductor Equipment—4.9%
Broadcom, Inc.	9,795	2,322,395
Intel Corp.	98,433	5,327,194
KLA Corp.	23,003	3,306,451

		10,956,040

Software—6.1%
Intuit, Inc.	9,495	2,183,850
Microsoft Corp.	58,613	9,243,856
Oracle Corp.	44,764	2,163,444

		13,591,150

Specialty Retail—3.5%
Best Buy Co., Inc.	23,325	1,329,525
Home Depot, Inc.	23,442	4,376,856
Ross Stores, Inc.	24,399	2,121,981

		7,828,362

Technology Hardware, Storage & Peripherals—1.0%
Apple, Inc.	9,300	2,364,897

Textiles, Apparel & Luxury Goods—1.0%
NIKE, Inc., Class B	26,768	2,214,784

Total Common Stock (cost—$258,582,226)		222,061,635

	Principal Amount (000s)	Value^

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 3/31/20, 0.00%, due 4/1/20, proceeds $1,523,000; collateralized by U.S. Treasury Notes, 2.75%, due 4/30/23, valued at $1,554,533 including accrued interest (cost—$1,523,000)	$1,523	$1,523,000

Total Investments (cost—$260,105,226)—99.9%		223,584,635

Other assets less liabilities—0.1%		147,862

Net Assets—100.0%		$223,732,497

Notes to Schedule of Investments:

†	Effective April 30, 2020, the AllianzGI NFJ Large-Cap Value Fund changed its name to AllianzGI Large-Cap Value Fund.
(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Mid-Cap Fund

March 31, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—99.6%

Aerospace & Defense—3.1%
HEICO Corp., Class A	51,455	$3,287,975
L3Harris Technologies, Inc.	28,344	5,105,321

		8,393,296

Air Freight & Logistics—0.9%
XPO Logistics, Inc. (a)	48,294	2,354,333

Capital Markets—1.7%
Tradeweb Markets, Inc., Class A	108,710	4,570,168

Chemicals—1.4%
FMC Corp.	46,310	3,783,064

Commercial Services & Supplies—3.9%
Clean Harbors, Inc. (a)	94,285	4,840,592
Waste Connections, Inc.	71,722	5,558,455

		10,399,047

Containers & Packaging—2.1%
Crown Holdings, Inc. (a)	97,655	5,667,896

Electrical Equipment—1.7%
AMETEK, Inc.	65,417	4,711,332

Electronic Equipment, Instruments & Components—3.5%
IPG Photonics Corp. (a)	10,165	1,120,996
Keysight Technologies, Inc. (a)	43,315	3,624,599
TE Connectivity Ltd.	35,231	2,218,849
Trimble, Inc. (a)	77,312	2,460,841

		9,425,285

Entertainment—5.3%
Take-Two Interactive Software, Inc. (a)	62,480	7,410,753
Zynga, Inc., Class A (a)	1,022,981	7,007,420

		14,418,173

Equity Real Estate Investment Trusts (REITs)—1.2%
Terreno Realty Corp.	64,080	3,316,140

Food & Staples Retailing—2.1%
Grocery Outlet Holding Corp. (a)	161,470	5,544,880

Food Products—4.4%
Freshpet, Inc. (a)	87,700	5,601,399
Lamb Weston Holdings, Inc.	53,850	3,074,835
Simply Good Foods Co. (a)	169,425	3,263,125

		11,939,359

Healthcare Equipment & Supplies—11.7%
Cooper Cos., Inc.	15,900	4,383,153
DexCom, Inc. (a)	48,867	13,158,417
Edwards Lifesciences Corp. (a)	21,838	4,119,084
Haemonetics Corp. (a)	46,348	4,619,042
IDEXX Laboratories, Inc. (a)	21,160	5,125,798

		31,405,494

Hotels, Restaurants & Leisure—3.1%
Chipotle Mexican Grill, Inc. (a)	8,890	5,817,616
Royal Caribbean Cruises Ltd.	75,783	2,437,939

		8,255,555

Insurance—3.8%
Arthur J Gallagher & Co.	65,150	5,310,376
James River Group Holdings Ltd.	135,625	4,915,050

		10,225,426

IT Services—11.0%
Booz Allen Hamilton Holding Corp.	83,895	5,758,553
EPAM Systems, Inc. (a)	42,478	7,886,465

	Shares	Value^

Fidelity National Information Services, Inc.	66,029	$8,031,768
Repay Holdings Corp. (a)	298,110	4,277,879
Square, Inc., Class A (a)	25,240	1,388,349
Wix.com Ltd. (a)	21,864	2,204,328

		29,547,342

Life Sciences Tools & Services—1.1%
Agilent Technologies, Inc.	40,654	2,911,639

Machinery—0.7%
Parker-Hannifin Corp.	15,405	1,998,491

Multi-Line Retail—1.6%
Dollar Tree, Inc. (a)	57,332	4,212,182

Pharmaceuticals—4.6%
Catalent, Inc. (a)	102,072	5,302,640
Elanco Animal Health, Inc. (a)	168,870	3,780,999
Horizon Therapeutics PLC (a)	111,275	3,295,966

		12,379,605

Professional Services—5.4%
Clarivate Analytics PLC (a)	205,760	4,269,520
Equifax, Inc.	33,403	3,989,989
Verisk Analytics, Inc.	44,398	6,188,193

		14,447,702

Real Estate Management & Development—1.1%
CBRE Group, Inc., Class A (a)	82,176	3,098,857

Road & Rail—1.3%
Kansas City Southern	28,635	3,641,799

Semiconductors & Semiconductor Equipment—8.1%
Advanced Micro Devices, Inc. (a)	165,945	7,547,179
Entegris, Inc.	79,841	3,574,481
Lam Research Corp.	24,760	5,942,400
Monolithic Power Systems, Inc.	28,169	4,717,181

		21,781,241

Software—9.4%
Atlassian Corp. PLC, Class A (a)	38,640	5,303,726
Ceridian HCM Holding, Inc. (a)	78,070	3,908,965
Splunk, Inc. (a)	52,634	6,643,990
Trade Desk, Inc., Class A (a)	15,748	3,039,364
Workday, Inc., Class A (a)	23,419	3,049,622
Zscaler, Inc. (a)	57,565	3,503,406

		25,449,073

Specialty Retail—1.0%
Floor & Decor Holdings, Inc., Class A (a)	87,465	2,806,752

Textiles, Apparel & Luxury Goods—3.2%
Lululemon Athletica, Inc. (a)	32,195	6,102,562
VF Corp.	44,960	2,431,437

		8,533,999

Trading Companies & Distributors—1.2%
United Rentals, Inc. (a)	30,669	3,155,840

Total Common Stock (cost-$237,880,057)		268,373,970

Schedule of Investments

AllianzGI Mid-Cap Fund

March 31, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Repurchase Agreements—0.6%
State Street Bank and Trust Co., dated 3/31/20, 0.00%, due 4/1/20, proceeds $1,653,000; collateralized by U.S. Treasury Inflation Indexed Notes, 0.625%, due 4/15/23, valued at $1,688,436 including accrued interest (cost—$1,653,000)	$1,653	$1,653,000

Total Investments (cost—$239,533,057)—100.2%		270,026,970

Liabilities in excess of other assets—(0.2)%		(581,313)

Net Assets-100.0%		$269,445,657

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Mid-Cap Value Fund (formerly AllianzGI NFJ Mid-Cap Value Fund)†

March 31, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—98.4%

Aerospace & Defense—1.4%
L3Harris Technologies, Inc.	56,870	$10,243,424
Northrop Grumman Corp.	14,011	4,239,028

		14,482,452

Auto Components—0.5%
Gentex Corp.	220,804	4,893,017

Banks—3.8%
Fifth Third Bancorp	682,179	10,130,358
M&T Bank Corp.	55,941	5,785,978
PNC Financial Services Group, Inc.	108,614	10,396,532
Regions Financial Corp.	969,910	8,700,093
Western Alliance Bancorp	163,343	4,999,929

		40,012,890

Beverages—0.3%
Brown-Forman Corp., Class B	54,560	3,028,626

Capital Markets—6.3%
Ameriprise Financial, Inc.	113,126	11,593,153
CME Group, Inc.	42,620	7,369,424
E*TRADE Financial Corp.	154,644	5,307,382
Intercontinental Exchange, Inc.	132,709	10,716,252
Northern Trust Corp.	126,149	9,519,204
State Street Corp.	246,442	13,127,965
Stifel Financial Corp.	223,405	9,222,158

		66,855,538

Chemicals—1.7%
Celanese Corp.	164,548	12,076,178
Ecolab, Inc.	17,938	2,795,278
FMC Corp.	34,587	2,825,412

		17,696,868

Commercial Services & Supplies—1.5%
Cintas Corp.	21,771	3,771,173
Republic Services, Inc.	125,590	9,426,785
Tetra Tech, Inc.	35,284	2,491,756

		15,689,714

Communications Equipment—0.7%
Motorola Solutions, Inc.	55,952	7,437,140

Construction & Engineering—0.5%
EMCOR Group, Inc.	92,536	5,674,307

Consumer Finance—1.5%
Ally Financial, Inc.	253,856	3,663,142
Discover Financial Services	336,479	12,002,206

		15,665,348

Containers & Packaging—1.8%
Avery Dennison Corp.	50,597	5,154,316
International Paper Co.	142,696	4,442,127
Sonoco Products Co.	200,109	9,275,052

		18,871,495

Diversified Consumer Services—0.5%
Service Corp. International	137,193	5,365,618

Electric Utilities—3.1%
Alliant Energy Corp.	323,128	15,603,851
Eversource Energy	104,791	8,195,704
Xcel Energy, Inc.	146,635	8,842,091

		32,641,646

	Shares	Value^

Electrical Equipment—1.4%
AMETEK, Inc.	133,795	$9,635,916
Eaton Corp. PLC	72,690	5,647,286

		15,283,202

Electronic Equipment, Instruments & Components—1.0%
Jabil, Inc.	243,427	5,983,436
Keysight Technologies, Inc. (a)	56,097	4,694,197

		10,677,633

Equity Real Estate Investment Trusts (REITs)—12.8%
Alexandria Real Estate Equities, Inc.	68,006	9,320,902
AvalonBay Communities, Inc.	54,810	8,066,388
CoreSite Realty Corp.	30,150	3,494,385
Crown Castle International Corp.	23,114	3,337,662
CyrusOne, Inc.	103,283	6,377,725
Digital Realty Trust, Inc.	41,497	5,764,348
Douglas Emmett, Inc.	484,515	14,782,553
Equity Residential	235,706	14,545,417
Essex Property Trust, Inc.	58,746	12,938,219
Extra Space Storage, Inc.	70,850	6,784,596
National Health Investors, Inc.	247,720	12,267,094
Prologis, Inc.	137,560	11,055,697
Public Storage	29,374	5,833,970
Sun Communities, Inc.	87,528	10,927,871
UDR, Inc.	128,386	4,691,225
Ventas, Inc.	177,100	4,746,280

		134,934,332

Food & Staples Retailing—0.6%
Kroger Co.	224,544	6,763,265

Food Products—3.0%
Archer-Daniels-Midland Co.	327,421	11,518,671
Hershey Co.	46,359	6,142,567
Lamb Weston Holdings, Inc.	85,170	4,863,207
Tyson Foods, Inc., Class A	156,815	9,074,884

		31,599,329

Gas Utilities—2.0%
Atmos Energy Corp.	141,217	14,012,963
ONE Gas, Inc.	89,816	7,510,414

		21,523,377

Healthcare Equipment & Supplies—2.6%
STERIS PLC	50,430	7,058,687
Stryker Corp.	74,238	12,359,885
Zimmer Biomet Holdings, Inc.	76,100	7,692,188

		27,110,760

Healthcare Providers & Services—1.0%
Cardinal Health, Inc.	55,993	2,684,305
Humana, Inc.	9,962	3,128,267
Quest Diagnostics, Inc.	64,661	5,192,278

		11,004,850

Hotels, Restaurants & Leisure—0.7%
Dunkin’ Brands Group, Inc.	89,057	4,728,926
Marriott International, Inc., Class A	31,896	2,386,140

		7,115,066

Household Durables—1.5%
Garmin Ltd.	143,225	10,736,146
PulteGroup, Inc.	235,825	5,263,614

		15,999,760

Household Products—1.2%
Church & Dwight Co., Inc.	82,798	5,313,976
Kimberly-Clark Corp.	55,989	7,159,313

		12,473,289

Schedule of Investments

AllianzGI Mid-Cap Value Fund (formerly AllianzGI NFJ Mid-Cap Value Fund)†

March 31, 2020 (unaudited) (continued)

	Shares	Value^

Independent Power Producers & Energy Traders—0.5%
AES Corp.	426,002	$5,793,627

Industrial Conglomerates—1.8%
Roper Technologies, Inc.	61,042	19,033,506

Insurance—8.9%
Allstate Corp.	90,361	8,288,815
American Financial Group, Inc.	121,960	8,546,957
Aon PLC	48,629	8,025,730
Cincinnati Financial Corp.	166,857	12,589,361
Fidelity National Financial, Inc.	358,784	8,926,546
Globe Life, Inc.	58,252	4,192,396
Hanover Insurance Group, Inc.	96,827	8,770,590
Lincoln National Corp.	233,720	6,151,510
Primerica, Inc.	99,686	8,820,217
Reinsurance Group of America, Inc.	136,363	11,473,583
Willis Towers Watson PLC	50,186	8,524,092

		94,309,797

IT Services—4.4%
Amdocs Ltd.	175,784	9,662,847
Broadridge Financial Solutions, Inc.	58,521	5,549,546
Leidos Holdings, Inc.	92,758	8,501,271
Paychex, Inc.	114,251	7,188,673
Science Applications International Corp.	78,623	5,867,635
VeriSign, Inc. (a)	30,737	5,535,426
Western Union Co.	227,564	4,125,735

		46,431,133

Life Sciences Tools & Services—4.1%
Agilent Technologies, Inc.	149,568	10,712,060
IQVIA Holdings, Inc. (a)	123,085	13,275,948
PerkinElmer, Inc.	149,566	11,259,329
PRA Health Sciences, Inc. (a)	90,409	7,507,563

		42,754,900

Machinery—3.2%
Cummins, Inc.	61,697	8,348,838
ITT, Inc.	94,039	4,265,609
Stanley Black & Decker, Inc.	164,655	16,465,500
Toro Co.	67,054	4,364,545

		33,444,492

Media—1.0%
FOX Corp., Class B (a)	438,095	10,023,614

Metals & Mining—3.0%
Kaiser Aluminum Corp.	82,113	5,688,789
Reliance Steel & Aluminum Co.	28,980	2,538,358
Royal Gold, Inc.	199,143	17,466,833
Steel Dynamics, Inc.	268,584	6,053,883

		31,747,863

Mortgage Real Estate Investment Trusts (REITs)—0.5%
AGNC Investment Corp.	271,209	2,869,391
Annaly Capital Management, Inc.	472,483	2,395,489

		5,264,880

Multi-Line Retail—0.4%
Dollar General Corp.	30,810	4,652,618

Multi-Utilities—5.9%
DTE Energy Co.	170,118	16,156,106
NiSource, Inc.	364,675	9,105,935
Sempra Energy	260,966	29,486,548
WEC Energy Group, Inc.	84,315	7,430,681

		62,179,270

Oil, Gas & Consumable Fuels—1.9%
ConocoPhillips	105,897	3,261,628
Hess Corp.	79,417	2,644,586

	Shares	Value^

Marathon Petroleum Corp.	200,023	$4,724,543
ONEOK, Inc.	180,278	3,931,863
Williams Cos., Inc.	388,884	5,502,709

		20,065,329

Personal Products—0.3%
Estee Lauder Cos., Inc., Class A	19,423	3,094,861

Professional Services—0.9%
FTI Consulting, Inc. (a)	32,719	3,918,755
TransUnion	77,051	5,099,235

		9,017,990

Real Estate Management & Development—0.5%
Rexford Industrial Realty, Inc. REIT	134,529	5,517,034

Road & Rail—0.8%
Kansas City Southern	66,152	8,413,211

Semiconductors & Semiconductor Equipment—2.7%
Broadcom, Inc.	47,140	11,176,894
KLA Corp.	55,639	7,997,550
Lam Research Corp.	40,491	9,717,840

		28,892,284

Software—2.0%
Cadence Design Systems, Inc. (a)	127,495	8,419,770
Intuit, Inc.	17,571	4,041,330
SS&C Technologies Holdings, Inc.	208,284	9,127,005

		21,588,105

Specialty Retail—2.3%
Best Buy Co., Inc.	87,843	5,007,051
Lowe’s Cos., Inc.	101,058	8,696,041
O’Reilly Automotive, Inc. (a)	15,447	4,650,319
Ross Stores, Inc.	62,145	5,404,751

		23,758,162

Textiles, Apparel & Luxury Goods—0.5%
Ralph Lauren Corp.	72,050	4,815,101

Thrifts & Mortgage Finance—0.4%
First Defiance Financial Corp.	271,744	4,005,506

Water Utilities—1.0%
American Water Works Co., Inc.	90,710	10,845,288

Total Common Stock (cost—$1,205,311,610)		1,038,448,093

	Principal Amount (000s)

Repurchase Agreements—1.3%
State Street Bank and Trust Co., dated 3/31/20, 0.00%, due 4/1/20, proceeds $13,577,000; collateralized by U.S. Treasury Notes, 2.75%, due 4/30/23, valued at $13,849,476 including accrued interest (cost—$13,577,000)	$13,577	13,577,000

Total Investments (cost—$1,218,888,610)—99.7%		1,052,025,093

Other assets less liabilities—0.3%		2,858,316

Net Assets—100.0%		$1,054,883,409

Schedule of Investments

AllianzGI Mid-Cap Value Fund (formerly AllianzGI NFJ Mid-Cap Value Fund)†

March 31, 2020 (unaudited) (continued)

Notes to Schedule of Investments:

†	Effective April 30, 2020, the AllianzGI NFJ Mid-Cap Value Fund changed its name to AllianzGI Mid-Cap Value Fund.
(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Small-Cap Fund

March 31, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—97.2%

Aerospace & Defense—1.7%
Axon Enterprise, Inc. (a)	6,335	$448,328
BWX Technologies, Inc.	3,110	151,488
HEICO Corp.	975	72,745
Kratos Defense & Security Solutions, Inc. (a)	14,806	204,915
Mercury Systems, Inc. (a)	5,124	365,546
Moog, Inc., Class A	4,390	221,827

		1,464,849

Auto Components—0.1%
Fox Factory Holding Corp. (a)	2,697	113,274

Banks—2.3%
BancorpSouth Bank	11,545	218,431
BankFinancial Corp.	6,270	55,239
First Financial Bankshares, Inc.	13,040	349,993
First Foundation, Inc.	3,469	35,453
HarborOne Bancorp, Inc. (a)	6,506	48,990
Hilltop Holdings, Inc.	11,905	180,004
Preferred Bank	1,013	34,260
Simmons First National Corp., Class A	13,890	255,576
South State Corp.	10,355	608,149
Southern National Bancorp of Virginia, Inc.	5,245	51,611
Tristate Capital Holdings, Inc. (a)	2,040	19,727
Valley National Bancorp	18,683	136,573

		1,994,006

Beverages—0.2%
Boston Beer Co., Inc., Class A (a)	295	108,430
Coca-Cola Consolidated, Inc.	285	59,431
MGP Ingredients, Inc.	288	7,745

		175,606

Biotechnology—6.7%
ACADIA Pharmaceuticals, Inc. (a)	6,354	268,456
Acceleron Pharma, Inc. (a)	992	89,151
Adverum Biotechnologies, Inc. (a)	2,460	24,034
Amicus Therapeutics, Inc. (a)	10,291	95,089
Arena Pharmaceuticals, Inc. (a)	2,182	91,644
Arrowhead Pharmaceuticals, Inc. (a)	1,995	57,396
Avrobio, Inc. (a)	1,036	16,120
BioSpecifics Technologies Corp. (a)	754	42,654
Castle Biosciences, Inc. (a)	914	27,246
ChemoCentryx, Inc. (a)	390	15,670
CRISPR Therapeutics AG (a)	4,809	203,950
Dicerna Pharmaceuticals, Inc. (a)	8,407	154,437
Dynavax Technologies Corp. (a)	3,494	12,334
Eagle Pharmaceuticals, Inc. (a)	910	41,860
Emergent Biosolutions, Inc. (a)	8,545	494,414
Fate Therapeutics, Inc. (a)	1,286	28,562
Global Blood Therapeutics, Inc. (a)	1,968	100,545
Homology Medicines, Inc. (a)	1,340	20,824
Intellia Therapeutics, Inc. (a)	2,520	30,820
Invitae Corp. (a)	28,590	390,825
Iovance Biotherapeutics, Inc. (a)	9,411	281,718
Kadmon Holdings, Inc. (a)	7,674	32,154
Karyopharm Therapeutics, Inc. (a)	2,429	46,661
Kindred Biosciences, Inc. (a)	3,599	14,396
Krystal Biotech, Inc. (a)	518	22,398
Kura Oncology, Inc. (a)	1,900	18,905
MeiraGTx Holdings PLC (a)	6,804	91,446
Momenta Pharmaceuticals, Inc. (a)	2,741	74,555
Natera, Inc. (a)	15,685	468,354
Precision BioSciences, Inc. (a)	1,610	9,708
Principia Biopharma, Inc. (a)	270	16,033
Progenics Pharmaceuticals, Inc. (a)	3,643	13,843
PTC Therapeutics, Inc. (a)	19,785	882,609
REGENXBIO, Inc. (a)	4,248	137,550
Rocket Pharmaceuticals, Inc. (a)	1,223	17,061
Stemline Therapeutics, Inc. (a)	1,927	9,327
TG Therapeutics, Inc. (a)	3,286	32,334

	Shares	Value^

Twist Bioscience Corp. (a)	9,013	$275,618
uniQure NV (a)	3,915	185,767
United Therapeutics Corp. (a)	5,185	491,668
Vanda Pharmaceuticals, Inc. (a)	1,973	20,440
Veracyte, Inc. (a)	15,417	374,787
Vericel Corp. (a)	2,930	26,868
Viking Therapeutics, Inc. (a)	3,078	14,405
Voyager Therapeutics, Inc. (a)	1,378	12,609
Xencor, Inc. (a)	1,400	41,832
ZIOPHARM Oncology, Inc. (a)	7,525	18,436

		5,837,513

Building Products—0.6%
PGT Innovations, Inc. (a)	2,589	21,722
Simpson Manufacturing Co., Inc.	3,614	223,996
Trex Co., Inc. (a)	3,512	281,451

		527,169

Capital Markets—1.9%
Artisan Partners Asset Management, Inc., Class A	27,970	601,076
Barings BDC, Inc.	15,190	113,621
BlackRock TCP Capital Corp.	5,265	32,906
Freedom Holding Corp. (a)	3,715	52,753
Golub Capital BDC, Inc.	17,025	213,834
Hercules Capital, Inc.	8,630	65,933
Main Street Capital Corp.	2,118	43,440
Virtus Investment Partners, Inc.	6,850	521,354

		1,644,917

Chemicals—1.1%
Balchem Corp.	7,515	741,881
Koppers Holdings, Inc. (a)	7,676	94,952
PolyOne Corp.	4,870	92,384
Westlake Chemical Partners L.P.	2,160	31,925

		961,142

Commercial Services & Supplies—2.5%
Casella Waste Systems, Inc., Class A (a)	12,460	486,687
MSA Safety, Inc.	2,105	213,026
Tetra Tech, Inc.	21,164	1,494,602

		2,194,315

Communications Equipment—0.1%
EchoStar Corp., Class A (a)	2,355	75,289

Construction & Engineering—1.2%
Construction Partners, Inc., Class A (a)	2,910	49,150
EMCOR Group, Inc.	7,365	451,622
MasTec, Inc. (a)	13,840	452,983
NV5 Global, Inc. (a)	1,419	58,591
Sterling Construction Co., Inc. (a)	4,221	40,099

		1,052,445

Construction Materials—0.0%
U.S. Concrete, Inc. (a)	1,080	19,591

Consumer Finance—0.2%
LendingTree, Inc. (a)	897	164,501

Containers & Packaging—0.1%
Silgan Holdings, Inc.	4,120	119,562

Diversified Consumer Services—1.8%
Aspen Group, Inc. (a)	4,559	36,427
Bright Horizons Family Solutions, Inc. (a)	2,940	299,880
Carriage Services, Inc.	5,727	92,491
Chegg, Inc. (a)	12,303	440,201
Grand Canyon Education, Inc. (a)	795	60,647
OneSpaWorld Holdings Ltd.	3,220	13,073
Strategic Education, Inc.	4,249	593,840

		1,536,559

Diversified Telecommunication Services—0.6%
Bandwidth, Inc., Class A (a)	855	57,533
Cogent Communications Holdings, Inc.	5,695	466,819

		524,352

Schedule of Investments

AllianzGI Small-Cap Fund

March 31, 2020 (unaudited) (continued)

	Shares	Value^

Electric Utilities—2.1%
ALLETE, Inc.	3,320	$201,458
El Paso Electric Co.	4,430	301,063
Hawaiian Electric Industries, Inc.	13,465	579,668
IDACORP, Inc.	1,895	166,362
Otter Tail Corp.	1,545	68,691
PNM Resources, Inc.	3,370	128,060
Portland General Electric Co.	8,340	399,819

		1,845,121

Electrical Equipment—1.3%
Allied Motion Technologies, Inc.	1,054	24,980
Atkore International Group, Inc. (a)	9,345	196,899
Generac Holdings, Inc. (a)	9,525	887,444

		1,109,323

Electronic Equipment, Instruments & Components—4.0%
Anixter International, Inc. (a)	9,515	836,083
Fabrinet (a)	12,565	685,546
Methode Electronics, Inc.	26,450	699,073
Napco Security Technologies, Inc. (a)	9,599	145,617
Sanmina Corp. (a)	17,785	485,175
SYNNEX Corp.	8,625	630,488

		3,481,982

Energy Equipment & Services—0.0%
DMC Global, Inc.	650	14,956
USA Compression Partners L.P.	4,080	23,093

		38,049

Entertainment—1.2%
Liberty Media Corp-Liberty Braves, Class A (a)	8,625	168,188
Liberty Media Corp-Liberty Braves, Class C (a)	8,640	164,678
Liberty Media Corp-Liberty Formula One, Class A (a)	2,540	65,583
Madison Square Garden Co., Class A (a)	635	134,245
Reading International, Inc., Class A (a)	8,190	31,859
Zynga, Inc., Class A (a)	65,256	447,004

		1,011,557

Equity Real Estate Investment Trusts (REITs)—1.5%
CareTrust REIT, Inc.	18,800	278,052
Chatham Lodging Trust	13,950	82,863
Industrial Logistics Properties Trust	38,605	677,132
National Health Investors, Inc.	5,920	293,158

		1,331,205

Food & Staples Retailing—1.4%
Casey’s General Stores, Inc.	1,490	197,410
Chefs’ Warehouse, Inc. (a)	1,440	14,501
Grocery Outlet Holding Corp. (a)	2,375	81,557
Ingles Markets, Inc., Class A	4,745	171,579
Performance Food Group Co. (a)	15,625	386,250
PriceSmart, Inc.	1,150	60,433
Sprouts Farmers Market, Inc. (a)	10,220	189,990
Weis Markets, Inc.	2,395	99,776

		1,201,496

Food Products—4.1%
Alico, Inc.	1,695	52,613
Cal-Maine Foods, Inc.	1,755	77,185
Calavo Growers, Inc.	1,200	69,228
Flowers Foods, Inc.	31,455	645,456
Freshpet, Inc. (a)	5,230	334,040
Hain Celestial Group, Inc. (a)	2,310	59,991
Hostess Brands, Inc. (a)	12,630	134,636
J&J Snack Foods Corp.	2,710	327,910
John B Sanfilippo & Son, Inc.	3,679	328,902
Lancaster Colony Corp.	2,120	306,637
Sanderson Farms, Inc.	5,625	693,675
Simply Good Foods Co. (a)	14,278	274,994
Tootsie Roll Industries, Inc.	7,138	256,679

		3,561,946

	Shares	Value^

Gas Utilities—2.3%
Chesapeake Utilities Corp.	2,590	$221,989
Northwest Natural Holding Co.	990	61,132
ONE Gas, Inc.	8,145	681,085
Southwest Gas Holdings, Inc. (a)	5,885	409,361
Spire, Inc.	8,815	656,541

		2,030,108

Healthcare Equipment & Supplies—4.6%
Antares Pharma, Inc. (a)	14,277	33,694
Axogen, Inc. (a)	2,361	24,554
Axonics Modulation Technologies, Inc. (a)	1,959	49,778
BioLife Solutions, Inc. (a)	3,443	32,709
Cerus Corp. (a)	9,460	43,989
CONMED Corp.	6,860	392,872
CryoLife, Inc. (a)	1,355	22,927
CryoPort, Inc. (a)	27,006	460,992
Globus Medical, Inc., Class A (a)	8,475	360,442
Haemonetics Corp. (a)	5,776	575,636
Integer Holdings Corp. (a)	8,405	528,338
Mesa Laboratories, Inc.	270	61,044
Nevro Corp. (a)	1,557	155,669
Novocure Ltd. (a)	5,387	362,761
OrthoPediatrics Corp. (a)	1,856	73,572
Surmodics, Inc. (a)	1,225	40,817
Tactile Systems Technology, Inc. (a)	1,508	60,561
Tandem Diabetes Care, Inc. (a)	4,911	316,023
Utah Medical Products, Inc.	2,805	263,810
West Pharmaceutical Services, Inc.	760	115,710

		3,975,898

Healthcare Providers & Services—5.6%
Addus HomeCare Corp. (a)	6,182	417,903
Amedisys, Inc. (a)	4,820	884,663
BioTelemetry, Inc. (a)	1,466	56,456
Catasys, Inc. (a)	3,388	51,599
Chemed Corp.	915	396,378
Encompass Health Corp.	1,185	75,875
Hanger, Inc. (a)	2,010	31,316
Joint Corp. (a)	3,834	41,599
LHC Group, Inc. (a)	9,548	1,338,630
National HealthCare Corp.	1,930	138,439
Progyny, Inc. (a)	12,577	266,507
R1 RCM, Inc. (a)	89,304	811,773
RadNet, Inc. (a)	3,842	40,379
Select Medical Holdings Corp. (a)	17,195	257,925

		4,809,442

Healthcare Technology—1.1%
Health Catalyst, Inc. (a)	7,737	202,322
Omnicell, Inc. (a)	4,857	318,522
Tabula Rasa HealthCare, Inc. (a)	1,635	85,494
Teladoc Health, Inc. (a)	2,072	321,181
Vocera Communications, Inc. (a)	1,770	37,595

		965,114

Hotels, Restaurants & Leisure—1.5%
Accel Entertainment, Inc. (a)	20,510	153,825
Cedar Fair L.P.	1,560	28,610
Churchill Downs, Inc.	6,008	618,524
Denny’s Corp. (a)	3,340	25,651
Hyatt Hotels Corp., Class A	5,495	263,210
Kura Sushi USA, Inc., Class A (a)	2,458	29,398
Lindblad Expeditions Holdings, Inc. (a)	13,815	57,609
Monarch Casino & Resort, Inc. (a)	3,000	84,210

		1,261,037

Household Durables—1.7%
Helen of Troy Ltd. (a)	5,185	746,795
Lennar Corp., Class B	14,380	415,870

Schedule of Investments

AllianzGI Small-Cap Fund

March 31, 2020 (unaudited) (continued)

	Shares	Value^

LGI Homes, Inc. (a)	801	$36,165
MDC Holdings, Inc.	11,453	265,710

		1,464,540

Household Products—0.3%
WD-40 Co.	1,445	290,228

Independent Power Producers & Energy Traders—0.6%
Ormat Technologies, Inc.	3,690	249,665
TerraForm Power, Inc., Class A	17,445	275,108

		524,773

Insurance—3.2%
American National Insurance Co.	1,405	115,744
AMERISAFE, Inc.	3,435	221,454
Argo Group International Holdings Ltd.	1,677	62,150
Donegal Group, Inc., Class A	6,810	103,512
eHealth, Inc. (a)	3,385	476,676
Employers Holdings, Inc.	1,720	69,677
Enstar Group Ltd. (a)	550	87,478
Investors Title Co.	440	56,320
Kemper Corp.	5,760	428,371
NI Holdings, Inc. (a)	4,375	59,325
Palomar Holdings, Inc. (a)	7,693	447,425
ProAssurance Corp.	3,010	75,250
RLI Corp.	3,050	268,186
Safety Insurance Group, Inc.	1,080	91,184
State Auto Financial Corp.	6,515	181,052

		2,743,804

Interactive Media & Services—0.3%
EverQuote, Inc., Class A (a)	8,538	224,122
QuinStreet, Inc. (a)	4,151	33,416

		257,538

Internet & Direct Marketing Retail—0.0%
Rubicon Project, Inc. (a)	7,540	41,847

IT Services—2.6%
Brightcove, Inc. (a)	6,130	42,726
Hackett Group, Inc.	2,969	37,766
ManTech International Corp., Class A	18,635	1,354,206
Paysign, Inc. (a)	3,826	19,742
Perficient, Inc. (a)	1,427	38,657
Repay Holdings Corp. (a)	3,715	53,310
Science Applications International Corp.	9,960	743,315

		2,289,722

Leisure Equipment & Products—0.7%
Acushnet Holdings Corp.	1,685	43,338
Clarus Corp.	10,330	101,234
Malibu Boats, Inc., Class A (a)	5,835	167,990
YETI Holdings, Inc. (a)	14,244	278,043

		590,605

Life Sciences Tools & Services—5.7%
Charles River Laboratories International, Inc. (a)	9,315	1,175,646
Codexis, Inc. (a)	2,573	28,715
Medpace Holdings, Inc. (a)	11,970	878,359
NanoString Technologies, Inc. (a)	13,208	317,652
NeoGenomics, Inc. (a)	18,208	502,723
PRA Health Sciences, Inc. (a)	9,515	790,126
Quanterix Corp. (a)	10,488	192,664
Repligen Corp. (a)	10,565	1,019,945

		4,905,830

Machinery—1.5%
Chart Industries, Inc. (a)	4,768	138,177
Columbus McKinnon Corp.	1,355	33,875
Kadant, Inc.	635	47,403
Kornit Digital Ltd. (a)	14,000	348,460
Spartan Motors, Inc.	2,842	36,690
SPX Corp. (a)	21,905	714,979

		1,319,584

	Shares	Value^

Media—1.5%
Cable One, Inc.	440	$723,364
Cardlytics, Inc. (a)	1,465	51,216
Liberty Broadband Corp., Class A (a)	1,925	205,975
Loral Space & Communications, Inc. (a)	1,955	31,769
Nexstar Media Group, Inc., Class A	2,134	123,196
TechTarget, Inc. (a)	9,262	190,890

		1,326,410

Metals & Mining—0.2%
Coeur Mining, Inc. (a)	6,810	21,860
Hecla Mining Co.	16,300	29,666
Novagold Resources, Inc. (a)	11,705	86,383

		137,909

Mortgage Real Estate Investment Trusts (REITs)—1.1%
Apollo Commercial Real Estate Finance, Inc.	—	—
Arbor Realty Trust, Inc.	5,805	28,444
ARMOUR Residential REIT, Inc.	5,325	46,913
Blackstone Mortgage Trust, Inc., Class A	7,250	134,995
Ellington Financial, Inc.	10,700	61,097
Granite Point Mortgage Trust, Inc.	36,440	184,751
MFA Financial, Inc.	85,960	133,238
Ready Capital Corp.	35,580	256,888
TPG RE Finance Trust, Inc.	16,965	93,138

		939,464

Multi-Utilities—2.1%
Avista Corp.	1,930	82,005
Black Hills Corp.	19,200	1,229,376
NorthWestern Corp.	5,825	348,510
Unitil Corp.	3,625	189,660

		1,849,551

Oil, Gas & Consumable Fuels—0.7%
Black Stone Minerals L.P.	7,470	34,960
Crestwood Equity Partners L.P.	2,015	8,523
Delek Logistics Partners L.P.	1,765	16,062
Enviva Partners L.P.	4,905	131,062
Global Partners L.P.	5,215	45,996
Holly Energy Partners L.P.	2,895	40,617
NuStar Energy L.P.	3,480	29,893
Par Pacific Holdings, Inc. (a)	5,555	39,441
PBF Logistics L.P.	7,025	47,489
Sunoco L.P.	4,405	68,894
TC Pipelines L.P.	3,980	109,370
World Fuel Services Corp.	1,755	44,191

		616,498

Personal Products—0.2%
Lifevantage Corp. (a)	7,795	80,288
USANA Health Sciences, Inc. (a)	1,155	66,713

		147,001

Pharmaceuticals—2.8%
Amphastar Pharmaceuticals, Inc. (a)	2,339	34,711
ANI Pharmaceuticals, Inc. (a)	1,771	72,151
Axsome Therapeutics, Inc. (a)	1,796	105,659
Cara Therapeutics, Inc. (a)	1,495	19,749
Catalent, Inc. (a)	15,590	809,900
Collegium Pharmaceutical, Inc. (a)	2,478	40,466
Durect Corp. (a)	16,795	26,032
Evofem Biosciences, Inc. (a)	8,560	45,539
Horizon Therapeutics PLC (a)	13,109	388,289
Omeros Corp. (a)	1,444	19,306
Prestige Consumer Healthcare, Inc. (a)	21,010	770,647
Provention Bio, Inc. (a)	1,656	15,235
Reata Pharmaceuticals, Inc., Class A (a)	313	45,178

		2,392,862

Professional Services—2.4%
ASGN, Inc. (a)	9,980	352,494

Schedule of Investments

AllianzGI Small-Cap Fund

March 31, 2020 (unaudited) (continued)

	Shares	Value^

CRA International, Inc.	1,151	$38,455
Franklin Covey Co. (a)	1,259	19,565
FTI Consulting, Inc. (a)	8,680	1,039,603
Heidrick & Struggles International, Inc.	25,095	564,637
Kforce, Inc.	1,480	37,844

		2,052,598

Real Estate Management & Development—0.3%
Jones Lang LaSalle, Inc.	1,339	135,212
Newmark Group, Inc., Class A	19,145	81,367

		216,579

Road & Rail—0.2%
Saia, Inc. (a)	2,830	208,118

Semiconductors & Semiconductor Equipment—4.7%
ACM Research, Inc., Class A (a)	6,817	201,851
Ambarella, Inc. (a)	7,936	385,372
Axcelis Technologies, Inc. (a)	19,118	350,051
Cirrus Logic, Inc. (a)	10,790	708,148
Enphase Energy, Inc. (a)	4,691	151,472
FormFactor, Inc. (a)	18,862	378,938
Ichor Holdings Ltd. (a)	23,137	443,305
Inphi Corp. (a)	4,315	341,619
MKS Instruments, Inc.	3,623	295,093
Power Integrations, Inc.	8,955	790,995

		4,046,844

Software—5.4%
ACI Worldwide, Inc. (a)	9,640	232,806
Agilysys, Inc. (a)	2,465	41,166
Alteryx, Inc., Class A (a)	2,820	268,379
Aspen Technology, Inc. (a)	5,135	488,184
Blackline, Inc. (a)	6,167	324,446
Cerence, Inc. (a)	1,951	30,045
Digital Turbine, Inc. (a)	51,058	220,060
Everbridge, Inc. (a)	2,864	304,615
Five9, Inc. (a)	5,955	455,319
LivePerson, Inc. (a)	12,723	289,448
Model N, Inc. (a)	25,336	562,713
Progress Software Corp.	8,090	258,880
PROS Holdings, Inc. (a)	619	19,208
Rapid7, Inc. (a)	6,713	290,874
Sapiens International Corp. NV	2,687	51,107
SPS Commerce, Inc. (a)	11,600	539,516
SVMK, Inc. (a)	16,770	226,563
Upland Software, Inc. (a)	2,240	60,077
Zix Corp. (a)	8,251	35,562

		4,698,968

Specialty Retail—1.0%
Cato Corp., Class A	14,835	158,289
Citi Trends, Inc.	2,415	21,494
Group 1 Automotive, Inc.	3,465	153,361
Lithia Motors, Inc., Class A	5,805	474,791
Murphy USA, Inc. (a)	465	39,227

		847,162

Textiles, Apparel & Luxury Goods—0.4%
Deckers Outdoor Corp. (a)	2,445	327,630

Thrifts & Mortgage Finance—3.3%
America First Multifamily Investors L.P.	23,375	122,485
Capitol Federal Financial, Inc.	34,130	396,249
ESSA Bancorp, Inc.	5,210	71,117
Essent Group Ltd.	16,311	429,632
First Defiance Financial Corp.	2,030	29,922
Flagstar Bancorp, Inc.	24,590	487,620
Kearny Financial Corp.	19,450	167,075
Meridian Bancorp, Inc.	8,562	96,066
Northwest Bancshares, Inc.	5,365	62,073
OceanFirst Financial Corp.	2,825	44,946
PCSB Financial Corp.	8,490	118,775
PennyMac Financial Services, Inc.	1,935	42,783

	Shares	Value^

Pioneer Bancorp, Inc. (a)	3,690	$38,302
Radian Group, Inc.	23,235	300,893
Territorial Bancorp, Inc.	4,625	113,544
Waterstone Financial, Inc.	22,260	323,660

		2,845,142

Tobacco—0.2%
Universal Corp.	3,380	149,430

Trading Companies & Distributors—0.9%
BMC Stock Holdings, Inc. (a)	29,405	521,351
Rush Enterprises, Inc., Class B	7,705	235,079

		756,430

Water Utilities—1.4%
American States Water Co.	7,810	638,390
California Water Service Group	3,270	164,546
SJW Group	6,460	373,194

		1,176,130

Wireless Telecommunication Services—0.0%
Boingo Wireless, Inc. (a)	4,063	43,108

Total Common Stock (cost—$90,112,336)		84,233,673

	Principal Amount (000s)

Repurchase Agreements—2.6%
State Street Bank and Trust Co., dated 3/31/20, 0.00%, due 4/1/20, proceeds $2,227,000; collateralized by U.S. Treasury Notes, 2.75%, due 4/30/23, valued at $2,272,010 including accrued interest (cost—$2,227,000)	$2,227	2,227,000

Total Investments (cost—$92,339,336)—99.8%		86,460,673

Other assets less liabilities—0.2%		163,994

Net Assets—100.0%		$86,624,667

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Small-Cap Value Fund (formerly AllianzGI NFJ Small-Cap Value Fund)†

March 31, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—99.0%

Aerospace & Defense—0.8%
CAE, Inc.	185,262	$2,338,006
Hexcel Corp.	47,668	1,772,773

		4,110,779

Airlines—0.5%
SkyWest, Inc.	93,471	2,448,005

Auto Components—2.0%
Dana, Inc.	130,087	1,015,980
Fox Factory Holding Corp. (a)	84,566	3,551,772
Standard Motor Products, Inc.	125,797	5,229,381

		9,797,133

Banks—15.3%
Ameris Bancorp	84,410	2,005,582
Associated Banc-Corp	333,790	4,269,174
Atlantic Union Bankshares Corp.	188,453	4,127,121
BancFirst Corp.	66,555	2,220,940
Bank of Hawaii Corp.	77,450	4,278,338
CenterState Bank Corp.	321,625	5,541,599
Enterprise Financial Services Corp.	174,602	4,873,142
First Interstate Bancsystem, Inc., Class A	169,625	4,891,985
First Merchants Corp.	187,119	4,956,782
FNB Corp.	296,131	2,182,485
Glacier Bancorp, Inc.	142,262	4,837,619
IBERIABANK Corp.	97,829	3,537,497
Independent Bank Corp.	43,962	2,829,834
Simmons First National Corp., Class A	264,268	4,862,531
South State Corp.	99,068	5,818,264
Umpqua Holdings Corp.	200,108	2,181,177
United Community Banks, Inc.	156,049	2,857,257
Valley National Bancorp	635,428	4,644,979
Western Alliance Bancorp	111,707	3,419,351

		74,335,657

Beverages—0.7%
Coca-Cola Consolidated, Inc.	16,033	3,343,362

Building Products—0.5%
Universal Forest Products, Inc.	66,794	2,484,069

Capital Markets—2.9%
AllianceBernstein Holding L.P.	248,575	4,621,009
Houlihan Lokey, Inc.	72,587	3,783,235
Stifel Financial Corp.	133,060	5,492,717

		13,896,961

Chemicals—1.3%
Cabot Corp.	68,592	1,791,623
Innospec, Inc.	39,622	2,753,333
Stepan Co.	18,068	1,598,295

		6,143,251

Commercial Services & Supplies—3.9%
ABM Industries, Inc.	222,102	5,410,405
Brady Corp., Class A	69,995	3,158,874
Ennis, Inc.	151,129	2,838,203
McGrath RentCorp	89,074	4,665,696
Tetra Tech, Inc.	38,256	2,701,639

		18,774,817

Construction & Engineering—1.1%
EMCOR Group, Inc.	42,859	2,628,114
Quanta Services, Inc.	86,186	2,734,682

		5,362,796

Consumer Finance—1.2%
Discover Financial Services	157,995	5,635,682

	Shares	Value^

Containers & Packaging—1.7%
Silgan Holdings, Inc.	110,371	$3,202,966
Sonoco Products Co.	108,971	5,050,806

		8,253,772

Diversified Consumer Services—1.0%
Service Corp. International	125,931	4,925,161

Electric Utilities—3.6%
IDACORP, Inc.	82,651	7,255,931
PNM Resources, Inc.	146,900	5,582,200
Portland General Electric Co.	98,923	4,742,369

		17,580,500

Electronic Equipment, Instruments & Components—3.4%
Dolby Laboratories, Inc., Class A	26,213	1,421,007
Jabil, Inc.	91,218	2,242,139
Methode Electronics, Inc.	198,170	5,237,633
SYNNEX Corp.	55,442	4,052,810
Tech Data Corp. (a)	26,078	3,412,306

		16,365,895

Equity Real Estate Investment Trusts (REITs)—7.6%
American Assets Trust, Inc.	79,688	1,992,200
Americold Realty Trust	143,327	4,878,851
CoreSite Realty Corp.	17,810	2,064,179
CyrusOne, Inc.	40,403	2,494,885
Douglas Emmett, Inc.	163,600	4,991,436
First Industrial Realty Trust, Inc.	112,946	3,753,196
Hudson Pacific Properties, Inc.	154,017	3,905,871
Life Storage, Inc.	49,921	4,720,031
National Health Investors, Inc.	111,514	5,522,173
Terreno Realty Corp.	50,454	2,610,994

		36,933,816

Food & Staples Retailing—0.5%
Casey’s General Stores, Inc.	18,451	2,444,573

Food Products—2.5%
Calavo Growers, Inc.	35,399	2,042,168
Ingredion, Inc.	55,407	4,183,229
Lamb Weston Holdings, Inc.	34,182	1,951,792
Simply Good Foods Co. (a)	204,433	3,937,380

		12,114,569

Gas Utilities—2.3%
ONE Gas, Inc.	56,048	4,686,734
Spire, Inc.	84,911	6,324,171

		11,010,905

Healthcare Equipment & Supplies—1.8%
CONMED Corp.	25,619	1,467,200
Hill-Rom Holdings, Inc.	72,738	7,317,443

		8,784,643

Healthcare Providers & Services—0.8%
Ensign Group, Inc.	102,315	3,848,067

Hotels, Restaurants & Leisure—1.9%
Cracker Barrel Old Country Store, Inc.	23,683	1,970,899
Denny’s Corp. (a)	174,880	1,343,078
Dunkin’ Brands Group, Inc.	47,349	2,514,232
Marriott Vacations Worldwide Corp.	59,480	3,305,899

		9,134,108

Household Durables—1.6%
La-Z-Boy, Inc.	168,730	3,467,401
MDC Holdings, Inc.	180,959	4,198,249

		7,665,650

Schedule of Investments

AllianzGI Small-Cap Value Fund (formerly AllianzGI NFJ Small-Cap Value Fund)†

March 31, 2020 (unaudited) (continued)

	Shares	Value^

Household Products—0.7%
WD-40 Co.	18,369	$3,689,414

Insurance—6.7%
American Financial Group, Inc.	70,333	4,928,937
CNO Financial Group, Inc.	200,063	2,478,780
First American Financial Corp.	215,239	9,128,286
Old Republic International Corp.	422,044	6,436,171
Primerica, Inc.	52,692	4,662,188
Selective Insurance Group, Inc.	97,461	4,843,812

		32,478,174

IT Services—4.3%
Genpact Ltd.	136,052	3,972,718
KBR, Inc.	167,280	3,459,350
ManTech International Corp., Class A	99,699	7,245,126
Perspecta, Inc.	121,661	2,219,097
Science Applications International Corp.	56,885	4,245,328

		21,141,619

Leisure Equipment & Products—0.5%
Acushnet Holdings Corp.	89,837	2,310,608

Life Sciences Tools & Services—1.7%
Bruker Corp.	81,784	2,932,774
PRA Health Sciences, Inc. (a)	65,248	5,418,194

		8,350,968

Machinery—2.9%
Federal Signal Corp.	126,692	3,456,158
Hillenbrand, Inc.	167,017	3,191,695
ITT, Inc.	52,838	2,396,732
Toro Co.	38,717	2,520,089
Watts Water Technologies, Inc., Class A	29,634	2,508,518

		14,073,192

Media—1.0%
TEGNA, Inc.	448,615	4,871,959

Metals & Mining—3.1%
Commercial Metals Co.	327,810	5,176,120
Kaiser Aluminum Corp.	37,270	2,582,065
Materion Corp.	56,197	1,967,457
Royal Gold, Inc.	63,890	5,603,792

		15,329,434

Mortgage Real Estate Investment Trusts (REITs)—1.2%
Apollo Commercial Real Estate Finance, Inc.	298,501	2,214,877
Blackstone Mortgage Trust, Inc., Class A	205,466	3,825,777

		6,040,654

Multi-Utilities—2.6%
Black Hills Corp.	100,308	6,422,721
NorthWestern Corp.	100,632	6,020,813

		12,443,534

Oil, Gas & Consumable Fuels—2.1%
Delek Logistics Partners L.P.	123,437	1,123,277
SFL Corp. Ltd.	639,229	6,053,499
World Fuel Services Corp.	120,286	3,028,801

		10,205,577

Professional Services—0.9%
FTI Consulting, Inc. (a)	16,791	2,011,058
ICF International, Inc.	32,593	2,239,139

		4,250,197

Real Estate Management & Development—1.9%
Rexford Industrial Realty, Inc. REIT	220,602	9,046,888

	Shares	Value^

Road & Rail—0.7%
Werner Enterprises, Inc.	95,219	$3,452,641

Semiconductors & Semiconductor Equipment—2.0%
Cabot Microelectronics Corp.	73,620	8,402,987
MKS Instruments, Inc.	15,238	1,241,135

		9,644,122

Software—0.9%
Progress Software Corp.	133,899	4,284,768

Specialty Retail—1.7%
Aaron’s, Inc.	59,372	1,352,494
Lithia Motors, Inc., Class A	35,824	2,930,045
RH (a)	18,491	1,857,791
Shoe Carnival, Inc.	113,348	2,354,238

		8,494,568

Textiles, Apparel & Luxury Goods—0.6%
Ralph Lauren Corp.	41,492	2,772,910

Thrifts & Mortgage Finance—3.9%
Essent Group Ltd.	117,520	3,095,477
First Defiance Financial Corp.	233,410	3,440,463
Radian Group, Inc.	284,249	3,681,025
Walker & Dunlop, Inc.	36,383	1,465,144
Washington Federal, Inc.	191,616	4,974,351
WSFS Financial Corp.	91,059	2,269,190

		18,925,650

Water Utilities—0.7%
California Water Service Group	72,707	3,658,616

Total Common Stock (cost—$612,696,187)		480,859,664

EXCHANGE-TRADED FUNDS—0.6%
SPDR S&P Biotech (cost—$2,912,018)	33,432	2,588,974

	Principal Amount (000s)

Repurchase Agreements—0.3%
State Street Bank and Trust Co., dated 3/31/20, 0.00%, due 4/1/20, proceeds $1,512,000; collateralized by U.S. Treasury Notes, 2.75%, due 4/30/23, valued at $1,543,662 including accrued interest (cost—$1,512,000)	$1,512	1,512,000

Total Investments (cost—$617,120,205)—99.9%		484,960,638

Other assets less liabilities—0.1%		727,366

Net Assets—100.0%		$485,688,004

Notes to Schedule of Investments:

†	Effective April 30, 2020, the AllianzGI NFJ Small-Cap Value Fund changed its name to AllianzGI Small-Cap Value Fund.
(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Technology Fund

March 31, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—87.9%

Automobiles—0.6%
Tesla, Inc. (d)	15,945	$8,355,180

Communications Equipment—0.0%
Arista Networks, Inc. (d)	100	20,255
Cisco Systems, Inc.	100	3,931
Juniper Networks, Inc.	95	1,818
Lumentum Holdings, Inc. (d)	95	7,002
Motorola Solutions, Inc.	95	12,627
Nokia Oyj ADR	95	295

		45,928

Diversified Consumer Services—0.6%
New Oriental Education & Technology Group, Inc. ADR (d)	95	10,283
TAL Education Group ADR (d)	163,940	8,731,444

		8,741,727

Diversified Telecommunication Services—0.0%
Verizon Communications, Inc.	95	5,104

Electrical Equipment—0.0%
Bloom Energy Corp., Class A (d)	13,100	68,513

Electronic Equipment, Instruments & Components—0.0%
CDW Corp.	95	8,861
Cognex Corp.	100	4,222
IPG Photonics Corp. (d)	95	10,477
Murata Manufacturing Co., Ltd.	300	14,914
Samsung Electro-Mechanics Co., Ltd.	165	13,074
Samsung SDI Co., Ltd.	950	184,956

		236,504

Entertainment—7.1%
Activision Blizzard, Inc.	241,680	14,375,126
Electronic Arts, Inc. (d)	1,740	174,296
NetEase, Inc. ADR	42,480	13,634,381
Netflix, Inc. (d)	90,695	34,055,973
Nintendo Co., Ltd.	100	38,865
Roku, Inc. (d)	100	8,748
Take-Two Interactive Software, Inc. (d)	218,990	25,974,404
Zynga, Inc., Class A (d)	1,159,445	7,942,198

		96,203,991

Healthcare Technology—1.7%
Veeva Systems, Inc., Class A (d)	144,050	22,525,099

Household Durables—0.0%
Garmin Ltd.	95	7,121

Industrial Conglomerates—0.0%
Roper Technologies, Inc.	100	31,181

Interactive Media & Services—2.3%
58.com, Inc. ADR (d)	95	4,629
Alphabet, Inc., Class C (d)	19,180	22,302,696
Baidu, Inc. ADR (d)	95	9,575
Facebook, Inc., Class A (c)(d)	100	16,680
NAVER Corp.	475	66,041
Snap, Inc., Class A (d)	100	1,189
Tencent Holdings Ltd.	100	4,943
Tencent Holdings Ltd. ADR	185,015	9,082,386
TripAdvisor, Inc.	95	1,652
Twitter, Inc. (d)	95	2,333
Weibo Corp. ADR (d)	20	662
Yandex NV, Class A (d)	95	3,235
Yelp, Inc. (d)	95	1,713
Zillow Group, Inc., Class A (d)	95	3,227

		31,500,961

Internet & Direct Marketing Retail—9.0%
Alibaba Group Holding Ltd. ADR (d)	69,285	13,474,547

	Shares	Value^

Amazon.com, Inc. (d)	49,390	$96,296,671
eBay, Inc.	95	2,856
Expedia Group, Inc.	95	5,346
GrubHub, Inc. (d)	95	3,869
JD.com, Inc. ADR (d)	334,285	13,538,542
Trip.com Group Ltd. ADR (d)	95	2,228

		123,324,059

IT Services—12.4%
Accenture PLC, Class A	95	15,510
Adyen NV (a)(d)	95	80,740
Akamai Technologies, Inc. (d)	138,060	12,631,109
Automatic Data Processing, Inc.	95	12,985
DXC Technology Co.	167,100	2,180,655
EPAM Systems, Inc. (d)	47,740	8,863,408
Fidelity National Information Services, Inc.	149,623	18,200,142
Fiserv, Inc. (d)	228,340	21,690,017
Global Payments, Inc.	100,794	14,537,519
GoDaddy, Inc., Class A (d)	95	5,425
MongoDB, Inc. (d)	201,415	27,501,204
Okta, Inc. (d)	405,005	49,515,911
PayPal Holdings, Inc. (d)	49,550	4,743,917
Perspecta, Inc.	2,745	50,069
Shopify, Inc., Class A (d)	100	41,693
Square, Inc., Class A (c)(d)	1,705	89,308
Tata Consultancy Services Ltd.	2,000	48,114
Twilio, Inc., Class A (d)	103,070	9,223,734
Visa, Inc., Class A	100	16,112

		169,447,572

Media—0.0%
Comcast Corp., Class A	95	3,266

Professional Services—0.0%
Verisk Analytics, Inc.	95	13,241

Road & Rail—0.0%
Lyft, Inc., Class A (d)	100	2,685

Semiconductors & Semiconductor Equipment—11.8%
Advanced Micro Devices, Inc. (c)(d)	588,990	26,787,265
ams AG (d)	95	929
Analog Devices, Inc.	100	8,965
ASML Holding NV	35,060	9,173,098
Broadcom, Inc.	240	56,904
Cree, Inc. (d)	33,840	1,199,966
Infineon Technologies AG	10,630	153,452
Intel Corp.	265,020	14,342,883
KLA Corp.	12,315	1,770,158
Lam Research Corp.	96,315	23,115,600
Maxim Integrated Products, Inc.	95	4,618
MediaTek, Inc.	1,000	10,733
Microchip Technology, Inc.	100	6,780
Micron Technology, Inc. (c)(d)	702,755	29,557,875
NVIDIA Corp.	142,055	37,445,698
NXP Semiconductors NV	100	8,293
ON Semiconductor Corp. (d)	100	1,244
QUALCOMM, Inc.	32,170	2,176,301
SK Hynix, Inc.	5,290	357,625
Skyworks Solutions, Inc.	100	8,938
STMicroelectronics NV	126,680	2,707,152
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	257,175	12,290,393
Teradyne, Inc.	3,590	194,470
Texas Instruments, Inc.	100	9,993
Tokyo Electron Ltd.	800	149,099
Universal Display Corp.	95	12,519
Xilinx, Inc.	100	7,794

		161,558,745

Schedule of Investments

AllianzGI Technology Fund

March 31, 2020 (unaudited) (continued)

	Shares	Value^

Software—34.4%
Adobe, Inc. (d)	100	$31,824
Alteryx, Inc., Class A (d)	279,110	26,562,899
Atlassian Corp. PLC, Class A (d)	285,175	39,143,121
Cadence Design Systems, Inc. (d)	4,610	304,444
Cornerstone OnDemand, Inc. (d)	95	3,016
Coupa Software, Inc. (d)	7,335	1,024,920
Crowdstrike Holdings, Inc., Class A (d)	1,020,855	56,841,206
Datadog, Inc., Class A (d)	2,695	96,966
DocuSign, Inc. (d)	95	8,778
Dropbox, Inc., Class A (d)	95	1,720
Dynatrace, Inc. (d)	20,815	496,230
Elastic NV (d)	100	5,581
Fortinet, Inc. (d)	183,235	18,537,885
Intuit, Inc.	95	21,850
Microsoft Corp. (c)	768,261	121,162,442
Nutanix, Inc., Class A (d)	100	1,580
Oracle Corp.	95	4,591
Palo Alto Networks, Inc. (d)	100	16,396
Paycom Software, Inc. (d)	297,124	60,022,019
Proofpoint, Inc. (d)	58,655	6,017,416
Rapid7, Inc. (d)	100	4,333
RealPage, Inc. (d)	100	5,293
RingCentral, Inc., Class A (d)	253,520	53,723,423
Salesforce.com, Inc. (d)	100	14,398
ServiceNow, Inc. (d)	100	28,658
Slack Technologies, Inc., Class A (d)	358,665	9,626,569
Splunk, Inc. (d)	123,150	15,545,225
Synopsys, Inc. (d)	2,525	325,195
Temenos AG	95	12,383
VMware, Inc., Class A (d)	95	11,505
Workday, Inc., Class A (d)	84,815	11,044,609
Zendesk, Inc. (d)	100	6,401
Zscaler, Inc. (d)	800,190	48,699,563

		469,352,439

Technology Hardware, Storage & Peripherals—8.0%
Apple, Inc. (c)	232,825	59,205,069
Catcher Technology Co., Ltd.	1,000	6,397
Dell Technologies, Inc., Class C (d)	175	6,921
Hewlett Packard Enterprise Co.	95	922
HP, Inc.	95	1,649
NetApp, Inc. (c)	115,250	4,804,773
Pure Storage, Inc., Class A (d)	100	1,230
Samsung Electronics Co., Ltd.	1,164,044	45,259,762

	Shares	Value^

Western Digital Corp.	95	$3,954

		109,290,677

Total Common Stock (cost—$892,141,957)		1,200,713,993

EXCHANGE-TRADED FUNDS—1.5%
VanEck Vectors Semiconductor (cost—$18,089,179)	173,965	20,378,260

	Principal Amount (000s)

Repurchase Agreements—7.6%
State Street Bank and Trust Co., dated 3/31/20, 0.00%, due 4/1/20, proceeds $103,855,000; collateralized by U.S. Treasury Inflation Indexed Notes, 0.625%, due 4/15/23, valued at $105,934,890 including accrued interest (cost—$103,855,000)	$103,855	103,855,000

Total Options Purchased —0.7% (cost—$8,513,325) (d)(e)(f)		10,231,610

Total Investments, before options written (cost—$1,022,599,461)—97.7%		1,335,178,863

Total Options Written —(0.4)% (premiums received—$5,426,188) (d)(e)(f)		(5,820,685)

Total Investments, net of options written (cost—$1,017,173,273) (b)—97.3%		1,329,358,178

Other assets less other liabilities—2.7%		36,025,531

Net Assets—100.0%		$1,365,383,709

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $80,740, representing less than 0.05% of net assets.

(b)	Securities with an aggregate value of $46,321,287, representing 3.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(d)	Non-income producing.
(e)	Exchange traded-Chicago Board Options Exchange.

(f)	Exchange traded option contracts outstanding at March 31, 2020:

Options purchased contracts outstanding at March 31, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
Amazon.com, Inc.	2,070.00 USD	1/15/21	250	$25,000	$4,221,250	$2,784,260	$1,436,990
Amazon.com, Inc.	2,000.00 USD	6/18/21	150	15,000	3,855,000	2,505,306	1,349,694
Pure Storage, Inc.	20.00 USD	1/15/21	10,000	1,000,000	825,000	2,010,388	(1,185,388)

Total call options					$8,901,250	$7,299,954	$1,601,296

Put options:
Mastercard, Inc.	220.00 USD	6/19/20	842	$84,200	$1,330,360	$1,213,371	$116,989

Total options purchased contracts					$10,231,610	$8,513,325	$1,718,285

Schedule of Investments

AllianzGI Technology Fund

March 31, 2020 (unaudited) (continued)

Options written contracts outstanding at March 31, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Mastercard, Inc.	300.00 USD	6/19/20	(842)	$(84,200)	$(309,435)	$(878,154)	$568,719

Put options:
Amazon.com, Inc.	1,500.00 USD	1/15/21	(250)	$(25,000)	$(1,612,500)	$(1,135,302)	$(477,198)
Amazon.com, Inc.	1,400.00 USD	6/18/21	(150)	(15,000)	(1,098,750)	(2,159,646)	1,060,896
Pure Storage, Inc.	12.50 USD	1/15/21	(10,000)	(1,000,000)	(2,800,000)	(1,253,086)	(1,546,914)

Total put options					$(5,511,250)	$(4,548,034)	$(963,216)

Total options written contracts					$(5,820,685)	$(5,426,188)	$(394,497)

Glossary:

ADR—American Depositary Receipt

^

Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or independent pricing services. As of March 31, 2020, Allianz Funds (the “Trust”) consisted of fourteen separate investment series (each a “Fund” and collectively the “Funds”). Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day, and, under normal circumstances. Exchange-traded funds (“ETFs”) are valued at their current market trading price. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) of each Fund of the Trust has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available (including in cases where available market quotes are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment adviser, Allianz Global Investors U.S. LLC (the “Investment Adviser”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Adviser monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Adviser determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Adviser determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Short-term debt investments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV of a Fund’s shares may change on days when an investor is not able to purchase or redeem or exchange shares.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m., Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors, where appropriate. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Investment Adviser’s or the Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the nine months ended March 31, 2020 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds’ valuation procedures are designed to value a security at the price the Funds may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Funds would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at March 31, 2020 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/20
AllianzGI Dividend Value:
Investments in Securities—Assets
Common Stock	$819,512,881	—	—	$819,512,881
Repurchase Agreements	—	$3,744,000	—	3,744,000

Totals	$819,512,881	$3,744,000	—	$823,256,881

AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Brazil	$2,764,454	—	—	$2,764,454
China	33,439,792	$78,473,300	—	111,913,092
India	5,092,104	17,823,905	—	22,916,009
Mexico	1,471,388	—	—	1,471,388
Russian Federation	17,903,881	—	—	17,903,881
South Africa	3,914,449	—	—	3,914,449
Thailand	—	—	$10,037,662	10,037,662
United States	2,876,400	—	—	2,876,400
All Other	—	76,317,896	—	76,317,896
Preferred Stock	2,612,142	—	—	2,612,142
Exchange-Traded Funds	1,604,110	—	—	1,604,110

Totals	$71,678,720	$172,615,101	$10,037,662	$254,331,483

AllianzGI Focused Growth:
Investments in Securities—Assets
Common Stock	$844,494,176	—	—	$844,494,176
Repurchase Agreements	—	$18,127,000	—	18,127,000

	844,494,176	18,127,000	—	862,621,176

Investments in Securities—Liabilities
Options Written:
Market Price	(512,500)	—	—	(512,500)

Totals	$843,981,676	$18,127,000	—	$862,108,676

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 3/31/20
AllianzGI Global Natural Resources:
Investments in Securities—Assets
Common Stock:
Australia	—	$258,949	—		$258,949
Belgium	—	72,983	—		72,983
Denmark	—	186,514	—		186,514
Finland	—	107,356	—		107,356
France	—	469,103	—		469,103
Germany	—	47,495	—		47,495
Ireland	—	72,449	—		72,449
Italy	—	90,500	—		90,500
Japan	—	168,830	—		168,830
Korea (Republic of)	—	143,777	—		143,777
Norway	—	186,609	—		186,609
United Kingdom	—	682,020	—		682,020
All Other	$4,073,035	—	—		4,073,035
Exchange-Traded Funds	374,625	—	—		374,625
Rights	—	—	—	†	—	†

Totals	$4,447,660	$2,486,585	—	†	$6,934,245

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/20
AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	—	$1,478,326	—	$1,478,326
Austria	—	686,437	—	686,437
China	—	138,118	—	138,118
Denmark	—	812,080	—	812,080
Finland	—	297,250	—	297,250
France	—	960,187	—	960,187
Germany	—	2,253,506	—	2,253,506
Hong Kong	$114,240	230,067	—	344,307
Indonesia	—	33,428	—	33,428
Ireland	—	264,768	—	264,768
Italy	—	655,104	—	655,104
Japan	—	8,479,289	—	8,479,289
Korea (Republic of)	—	163,442	—	163,442
Netherlands	—	780,664	—	780,664
Norway	—	530,542	—	530,542
Singapore	—	663,237	—	663,237
Sweden	—	796,774	—	796,774
Switzerland	268,328	1,518,207	—	1,786,535
Taiwan	—	342,669	—	342,669
United Kingdom	270,998	3,914,327	—	4,185,325
All Other	34,635,542	—	—	34,635,542
Preferred Stock	—	268,149	—	268,149
Repurchase Agreements	—	889,000	—	889,000

Totals	$35,289,108	$26,155,571	—	$61,444,679

AllianzGI Health Sciences:
Investments in Securities—Assets
Common Stock:
Pharmaceuticals	$64,566,484	$3,446,711	—	$68,013,195
All Other	67,480,732	—	—	67,480,732
Warrants	—	—	$241,603	241,603
Rights	—	—	957	957
Repurchase Agreements	—	2,473,000	—	2,473,000

Totals	$132,047,216	$5,919,711	$242,560	$138,209,487

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 3/31/20
AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Advertising	—	—	$140,385		$140,385
Aerospace & Defense	$9,768,670	—	117,787		9,886,457
Apparel & Textiles	—	—	24,653		24,653
Banks	16,205,400	—	7		16,205,407
Commercial Services	—	—	576,798		576,798
Energy Equipment & Services	3,756,924	—	—	t	3,756,924
Media	9,973,638	—	703,008		10,676,646
Oil, Gas & Consumable Fuels	14,841,973	—	18		14,841,991
Pharmaceuticals	59,809,628	$1,603,243	—		61,412,871
Semiconductors	—	—	—	t	—	t
All Other	1,278,187,040	—	—		1,278,187,040
Corporate Bonds & Notes:
Commercial Services	—	57,559,748	179,166		57,738,914
Computers	—	16,955,344	64		16,955,408
Diversified Financial Services	—	52,467,092	4,063,595		56,530,687
Media	—	142,451,405	8		142,451,413
All Other	—	952,471,263	—		952,471,263
Convertible Bonds & Notes	—	1,011,297,693	—		1,011,297,693
Convertible Preferred Stock:
Computers	—	8,683,710	—		8,683,710
Diversified Financial Services	—	3,423,914	—		3,423,914
All Other	217,241,704	—	—		217,241,704
Preferred Stock	—	—	15,219,747		15,219,747
Mutual Fund	8,950,800	—	—		8,950,800
Warrants	—	—	10,992		10,992
Repurchase Agreements	—	251,128,000	—		251,128,000

	1,618,735,777	2,498,041,412	21,036,228		4,137,813,417

Investments in Securities—Liabilities
Options Written:
Market Price	(2,012,012)	—	—		(2,012,012)

Totals	$1,616,723,765	$2,498,041,412	$21,036,228		$4,135,801,405

AllianzGI International Value:
Investments in Securities—Assets
Common Stock:
Brazil	$812,690	—	—		$812,690
Canada	12,365,249	—	—		12,365,249
China	1,305,986	$11,469,757	—		12,775,743
India	591,052	30,138	—		621,190
Russian Federation	956,617	—	—		956,617
Taiwan	2,402,690	—	—		2,402,690
United Kingdom	8,653,744	10,761,347	—		19,415,091
United States	6,000,737	—	—		6,000,737
All Other	—	61,352,734	—		61,352,734
Preferred Stock	—	1,679,915	—		1,679,915
Repurchase Agreements	—	558,000	—		558,000

Totals	$33,088,765	$85,851,891	—		$118,940,656

AllianzGI Large-Cap Value:
Investments in Securities—Assets
Common Stock	$222,061,635	—	—		$222,061,635
Repurchase Agreements	—	$1,523,000	—		1,523,000

Totals	$222,061,635	$1,523,000	—		$223,584,635

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/20
AllianzGI Mid-Cap:
Investments in Securities—Assets
Common Stock	$268,373,970	—	—	$268,373,970
Repurchase Agreements	—	$1,653,000	—	1,653,000

Totals	$268,373,970	$1,653,000	—	$270,026,970

AllianzGI Mid-Cap Value:
Investments in Securities—Assets
Common Stock	$1,038,448,093	—	—	$1,038,448,093
Repurchase Agreements	—	$13,577,000	—	13,577,000

Totals	$1,038,448,093	$13,577,000	—	$1,052,025,093

AllianzGI Small-Cap:
Investments in Securities—Assets
Common Stock	$84,233,673	—	—	$84,233,673
Repurchase Agreements	—	$2,227,000	—	2,227,000

Totals	$84,233,673	$2,227,000	—	$86,460,673

AllianzGI Small-Cap Value:
Investments in Securities—Assets
Common Stock	$480,859,664	—	—	$480,859,664
Exchange-Traded Funds	2,588,974	—	—	2,588,974
Repurchase Agreements	—	$1,512,000	—	1,512,000

Totals	$483,448,638	$1,512,000	—	$484,960,638

AllianzGI Technology:
Investments in Securities—Assets
Common Stock:
Electronic Equipment, Instruments & Components	$23,560	$212,944	—	$236,504
Entertainment	96,165,126	38,865	—	96,203,991
Interactive Media & Services	31,429,977	70,984	—	31,500,961
IT Services	169,399,458	48,114	—	169,447,572
Semiconductors & Semiconductor Equipment	160,886,907	671,838	—	161,558,745
Software	469,340,056	12,383	—	469,352,439
Technology Hardware, Storage & Peripherals	64,024,518	45,266,159	—	109,290,677
All Other	163,123,104	—	—	163,123,104
Exchange-Traded Funds	20,378,260	—	—	20,378,260
Repurchase Agreements	—	103,855,000	—	103,855,000
Options Purchased:
Market Price	10,231,610	—	—	10,231,610

	1,185,002,576	150,176,287	—	1,335,178,863

Investments in Securities—Liabilities
Options Written:
Market Price	(5,820,685)	—	—	(5,820,685)

Totals	$1,179,181,891	$150,176,287	—	$1,329,358,178

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended March 31, 2020, was as follows:

	Beginning Balance 6/30/19	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 3/31/20
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Russian Federation	$3,377,025	$—		$(2,944,548)	$—	$(1,046,200)	$613,723	$—	$—	$—
Thailand	7,596,712	11,653,555		(6,111,641)	—	(1,007,995)	(2,092,969)	—	—	10,037,662
Preferred Stock	5,739,783	—		(4,246,035)	—	(401,688)	(1,092,060)	—	—	—

Totals	$16,713,520	$11,653,555		$(13,302,224)	$—	$(2,455,883)	$(2,571,306)	$—	$—	$10,037,662

	Beginning Balance 6/30/19	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 3/31/20
AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	$46,051	$—		$(44,355)††	$—	$—	$(1,696)	$—	$—	$—
Thailand	257,201	10,864		(183,577)	—	(61,252)	(23,236)	—	—	—

Totals	$303,252	$10,864		$(227,932)	$—	$(61,252)	$(24,932)	$—	$—	$—

	Beginning Balance 6/30/19	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 3/31/20
AllianzGI Health Sciences:
Investments in Securities—Assets
Warrants	$184,981	$—		$—	$—	$—	$56,622	$—	$—	$241,603
Rights	—	957	††	—	—	—	—	—	—	957

Totals	$184,981	$957		$—	$—	$—	$56,622	$—	$—	$242,560

	Beginning Balance 6/30/19	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3	Ending Balance 3/31/20
AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Advertising	$266,445	$—		$—	$—	$—	$(126,060)	$—	$—	$140,385
Aerospace & Defense	272,411	—		—	—	—	(154,624)	—	—	117,787
Apparel & Textiles	44,930	—		—	—	—	(20,277)	—	—	24,653
Banks	7	—		—	—	—	—	—	—	7
Commercial Services	576,798	—		—	—	—	—	—	—	576,798
Media	1,018,843	—		—	—	—	(315,835)	—	—	703,008
Oil, Gas & Consumable Fuels	18	—		—	—	—	—	—	—	18
Corporate Bonds & Notes:
Commercial Services	476,780	—		(118,132)††	24	—	(179,506)	—	—	179,166
Computers	—	—	††	—	—	—	64	—	—	64
Diversified Financial Services	3,683,024	1,138,698	†††	—	82,097	—	(840,224)	—	—	4,063,595
Media	8	—		—	—	—	—	—	—	8
Convertible Bonds & Notes:
Banks	17,201,932	—		(17,491,543)	—	(253,758)	543,369	—	—	—
Semiconductors	—	—		(6,766)	—	6,766	—	—	—	—
Preferred Stock	18,217,438	—		—	—	—	(2,997,691)	—	—	15,219,747
Warrants:
Advertising	69,799	—		—	—	—	(69,727)	—	—	72
Coal	—	—		—	—	—	—	10,916	—	10,916
Media	4	—		—	—	—	—	—	—	4

Totals	$41,828,437	$1,138,698		$(17,616,441)	$82,121	$(246,992)	$(4,160,511)	$10,916	$—	$21,036,228

	Beginning Balance 6/30/19	Purchases	Sales		Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 3/31/20
AllianzGI Small-Cap:
Investments in Securities—Assets
Common Stock:
Equity Real Estate Investment Trusts (REITs)	$2,074	$—	$(4,147)		$—	$(6,015)	$8,088	$—	$—	$—

	Beginning Balance 6/30/19	Purchases	Sales		Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 3/31/20
AllianzGI Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Chemicals	$56	$—	$—	†, ††	$—	$—	$(56)	$—	$—	$—

The tables above may include Level 3 investments that are valued by brokers or independent pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated.

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2020:

	Ending Balance at 3/31/20	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Health Sciences:
Investments in Securities—Assets
Warrants
Pharmaceuticals	$241,603	Black-Scholes Model	Implied Price	$6.898
			Volatility	43.60%

	Ending Balance at 3/31/20	Valuation Technique Used	Unobservable Inputs	Input Values (Ranges)
AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock
Advertising	$140,385	Market and Company Comparables	EV Multiples	1.81x (0.96x—3.78x	)
				7.31x (4.60x—10.07x	)
			M&A Transaction Multiples	1.90x (1.32x—2.50x	)
			Illiquidity Discount	20%
Aerospace & Defense	$117,787	Market and Company Comparables	EV Multiples	0.39x (0.39x—0.41x	)
				3.49x (2.62x—4.79x	)
				0.32x (0.21x—0.39x	)
			M&A Transaction Multiples	0.80x (0.38x—2.12x	)
			Illiquidity Discount	40%
Apparel & Textiles	$24,653	Market and Company Comparables	EV Multiples	0.47x (0.19x—0.97x	)
				8.25x (3.56x—22.96x	)
				0.61x (0.22x—1.67x	)
			Illiquidity Discount	20%
Media	$702,988	Market and Company Comparables	EV Multiples	0.84x (0.30x—2.57x	)
				4.99x (3.93x—19.26x	)
			M&A Transaction Multiples	8.52x (6.65x—10.11x	)
			Illiquidity Discount	10%
Corporate Bonds & Notes
Diversified Financial Services	$4,063,595	Market and Company Comparables	EV Multiples	1.06x (0.70x—1.81x	)
				3.18x (1.06x—4.91x	)
				0.63x (0.38x—0.76x	)
			Illiquidity Discount	20%
Preferred Stock
Media	$1,190,020	Market and Company Comparables	EV Multiples	0.56x (0.11x—0.97x	)
			Illiquidity Discount	(1%—30%)
	$14,029,647	Market and Company Comparables	EV Multiples	0.56x (0.11x—0.97x)
			Illiquidity Discount	30%
Warrants
Advertising	$72	Market and Company Comparables	EV Multiples	1.36x (0.86x—6.10x	)
				7.2x (4.98x—17.92x	)
		Black-Scholes Model	Expected Volatility	39.38%
			Implied Price	$6.52
Coal	$10,916	Black-Scholes Model	Implied Volume	48.02%
			Implied Price	$24.33

The tables above do not include Level 3 investments that are valued by brokers or independent pricing services.

*	Transferred out of Level 1 and into Level 3 because of the insufficient trading volume.

†	Actual amount rounds to less than $1.
††	Issued or removed via corporate action.
†††	Payment-in-Kind.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at March 31, 2020 was:

AllianzGI Emerging Markets Opportunities	$(2,026,102)
AllianzGI Health Sciences	56,622
AllianzGI Income & Growth	(5,003,166)

At March 31, 2020, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments in securities for federal income tax purposes were:

	Federal Tax Cost Basis (1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Dividend Value	$941,826,039	$17,460,993	$136,030,151	$(118,569,158)
AllianzGI Emerging Markets Opportunities	261,648,288	19,277,565	26,594,370	(7,316,805)
AllianzGI Focused Growth	621,273,546	280,932,868	40,097,738	240,835,130
AllianzGI Global Natural Resources	9,081,073	97,176	2,244,004	(2,146,828)
AllianzGI Global Small-Cap	65,748,854	6,888,431	11,192,606	(4,304,175)
AllianzGI Health Sciences	132,264,885	12,246,350	6,301,748	5,944,602
AllianzGI Income & Growth	5,268,747,359	32,880,798	1,165,826,752	(1,132,945,954)
AllianzGI International Value	129,470,354	5,162,654	15,692,352	(10,529,698)
AllianzGI Large-Cap Value	263,002,635	2,004,732	41,422,732	(39,418,000)
AllianzGI Mid-Cap	240,436,321	44,453,314	14,862,665	29,590,649
AllianzGI Mid-Cap Value	1,240,825,144	8,328,131	197,128,182	(188,800,051)
AllianzGI Small-Cap	92,961,763	9,584,225	16,085,315	(6,501,090)
AllianzGI Small-Cap Value	623,239,396	13,678,904	151,957,662	(138,278,758)
AllianzGI Technology	1,061,256,751	288,073,726	19,972,299	268,101,427

(1)	Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.